UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
LARRY C. RENFRO AARP PORTFOLIOS 650 F. STREET NW WASHINGTON, DC 20004	MARC R. DUFFY AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Portfolios

U.S. Stock Market Portfolio

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 11.9%
[1]99 Cents Only Stores	200	$2,946
Aaron Rents, Inc.	121	3,199
Abercrombie & Fitch Co.	214	16,196
1ACCO Brands Corp.	160	3,854
Advance Auto Parts, Inc.	308	11,873
[1]Aeropostale, Inc.	170	6,839
1AFC Enterprises	100	2,005
[1]Amazon.com, Inc.	757	30,121
American Axle & Manufacturing Holdings, Inc.	200	5,470
American Eagle Outfitters, Inc.	484	14,515
American Greetings Corp.	100	2,321
Ameristar Casinos, Inc.	158	5,073
Andersons, Inc.	100	4,440
[1]AnnTaylor Stores Corp.	169	6,554
Applebees International, Inc.	210	5,204
[1]aQuantive, Inc.	170	4,745
ArvinMeritor, Inc.	100	1,825
Asbury Automotive Group, Inc.	100	2,825
[1]AutoNation, Inc.	363	7,710
[1]AutoZone, Inc.	130	16,658
[1]Avis Budget Group, Inc.	288	7,868
Bandag, Inc.	60	3,029
Barnes & Noble, Inc.	126	4,971
[1]Beacon Roofing Supply, Inc.	75	1,214
Beazer Homes USA, Inc.	88	2,555
Bebe Stores, Inc.	100	1,738
[1]Bed Bath & Beyond, Inc.	679	27,275
Belo Corp.	150	2,801
Best Buy Co., Inc.	964	46,966
[1]Big Lots, Inc.	270	8,446
1BJ’s Wholesale Club, Inc.	153	5,176
Black & Decker Corp.	151	12,325
[1]Blockbuster, Inc.	300	1,932
[1]Blue Nile, Inc.	100	4,066
Blyth, Inc.	100	2,111
Bob Evans Farms, Inc.	90	3,326
Borders Group, Inc.	100	2,042
BorgWarner, Inc.	140	10,559
Boyd Gaming Corp.	158	7,527
[1]Brightpoint, Inc.	105	1,201
Brinker International, Inc.	285	9,320
[1]Brown Shoe Co., Inc.	87	3,654
Brunswick Corp.	199	6,338
Building Material Holding Corp.	40	724
Burger King Holdings, Inc.	100	2,160
[1]Cabela’s, Inc.	94	2,332
Cablevision Systems Corp.	546	16,615
[1]California Pizza Kitchen, Inc.	100	3,289
Callaway Golf Co.	120	1,891
[1]Carmax, Inc.	612	15,018
Carnival Corp.	1,054	49,390
[1]Carter’s, Inc.	60	1,520
Catalina Marketing Corp.	70	2,211
Cato Corp.	100	2,339
1CBRL Group, Inc.	107	4,954
CBS Corp.	1,657	50,688
CDW Corp.	124	7,617
1CEC Entertainment, Inc.	50	2,077
Centex Corp.	335	13,996
[1]Champion Enterprises, Inc.	110	968
[1]Charlotte Russe Holding, Inc.	100	2,887
[1]Charming Shoppes, Inc.	250	3,238
[1]Charter Communications, Inc.	1,200	3,348
[1]Cheesecake Factory, Inc.	170	4,531
[1]Chico’s FAS, Inc.	399	9,748
[1]Childrens Place Retail Stores, Inc.	30	1,673
[1]Chipotle Mexican Grill, Inc.	42	2,608
Choice Hotels International, Inc.	100	3,543
Christopher & Banks Corp.	100	1,947
Circuit City Stores, Inc.	400	7,412
CKE Restaurants, Inc.	200	3,772
Claire’s Stores, Inc.	224	7,195
Clear Channel Communications, Inc.	1,112	38,964
[1]Coach, Inc.	893	44,695
[1]Coldwater Creek, Inc.	75	1,521
Columbia Sportswear Co.	55	3,427
[1]Comcast Corp. Class A	4,795	124,430
[1]Comcast Corp. Special Class A	2,560	65,203
Cooper Tire & Rubber Co.	110	2,012
[1]Copart, Inc.	200	5,602
Costco Wholesale Corp.	1,124	60,516
1CROCS, Inc.	100	4,725
1CSK Auto Corp.	100	1,720
Darden Restaurants, Inc.	322	13,263
[1]Dick’s Sporting Goods, Inc.	93	5,418
Dillard’s, Inc.	143	4,680
1DIRECTV Group, Inc.	1,676	38,665
[1]Dolby Laboratories, Inc.	100	3,451
Dollar General Corp.	689	14,572
[1]Dollar Tree Stores, Inc.	270	10,325
Domino’s Pizza, Inc.	60	1,948
Dow Jones & Co., Inc.	179	6,170
DR Horton, Inc.	677	14,894
[1]DreamWorks Animation SKG, Inc.	60	1,835
[1]Dress Barn, Inc.	80	1,665
1DSW, Inc.	100	4,221
Eastman Kodak Co.	728	16,424

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Discretionary - (continued)
[1]EchoStar Communications Corp.	531	$23,061
Entercom Communications Corp.	60	1,691
Ethan Allen Interiors, Inc.	50	1,767
EW Scripps Co.	260	11,617
[1]Expedia, Inc.	504	11,683
Family Dollar Stores, Inc.	384	11,374
Federal Signal Corp.	100	1,552
Federated Department Stores, Inc.	1,356	61,088
Finish Line, Inc.	80	1,008
[1]Fleetwood Enterprises, Inc.	200	1,582
Foot Locker, Inc.	404	9,514
Ford Motor Co.	4,372	34,495
Fortune Brands, Inc.	367	28,927
[1]Fossil, Inc.	80	2,118
Fred’s, Inc.	100	1,470
Furniture Brands International, Inc.	80	1,262
[1]GameStop Corp. Class A	320	10,422
Gannett Co., Inc.	568	31,973
Gap, Inc.	1,394	23,991
Garmin Ltd.	265	14,350
[1]Gaylord Entertainment Co.	94	4,970
[1]Gemstar-TV Guide International, Inc.	1,116	4,676
General Motors Corp.	1,103	33,796
[1]Genesco, Inc.	40	1,661
Gentex Corp.	373	6,061
[1]Getty Images, Inc.	101	4,912
[1]Goodyear Tire & Rubber Co.	380	11,852
Group 1 Automotive, Inc.	100	3,977
Guess?, Inc.	156	6,316
[1]Guitar Center, Inc.	81	3,655
[1]Gymboree Corp.	124	4,969
[1]Hanesbrands, Inc.	278	8,170
Harley-Davidson, Inc.	628	36,895
Harman International Industries, Inc.	141	13,547
Harrah’s Entertainment, Inc.	478	40,367
Harte-Hanks, Inc.	80	2,207
Hasbro, Inc.	413	11,820
Hearst-Argyle Television, Inc.	87	2,366
[1]Helen of Troy Ltd.	100	2,271
[1]Hertz Global Holdings, Inc.	200	4,740
[1] Hibbett Sports, Inc.	60	1,715
Hilton Hotels Corp.	938	33,730
HNI Corp.	108	4,960
Home Depot, Inc.	5,005	183,884
[1]Hovnanian Enterprises, Inc.	96	2,415
Idearc, Inc.	400	14,040
IHOP Corp.	30	1,760
[1]Insight Enterprises, Inc.	80	1,438
Interactive Data Corp.	70	1,733
[1]Interface, Inc.	100	1,599
[1]Interline Brands, Inc.	100	2,192
International Game Technology	800	32,304
International Speedway Corp.	50	2,585
[1]Interpublic Group of Cos, Inc.	1,160	14,280
[1]inVentiv Health, Inc.	100	3,829
1J Crew Group, Inc.	100	4,017
[1]Jack in the Box, Inc.	81	5,600
[1]Jakks Pacific, Inc.	100	2,390
JCPenney Co., Inc.	518	42,559
1Jo-Ann Stores, Inc.	100	2,725
John Wiley & Sons, Inc.	70	2,643
Johnson Controls, Inc.	477	45,134
Jones Apparel Group, Inc.	322	9,895
1JOS A Bank Clothiers, Inc.	100	3,535
Journal Communications, Inc.	200	2,622
K-Swiss, Inc.	50	1,351
1K2, Inc.	200	2,418
KB Home	174	7,425
Kellwood Co.	103	3,021
[1]Keystone Automotive Industries, Inc.	100	3,370
Kimball International, Inc.	100	1,928
Knoll, Inc.	106	2,526
[1]Kohl’s Corp.	714	54,700
[1]Krispy Kreme Doughnuts, Inc.	200	2,038
La-Z-Boy, Inc.	200	2,476
[1]Lamar Advertising Co.	184	11,586
Lancaster Colony Corp.	60	2,651
[1]Las Vegas Sands Corp.	263	22,778
[1]Lear Corp.	140	5,111
Lee Enterprises, Inc.	80	2,404
Leggett & Platt, Inc.	444	10,065
Lennar Corp.	293	12,368
[1]Liberty Global, Inc.	485	14,860
[1]Liberty Media Holding Corp. - Capital	329	36,384
[1]Liberty Media Holding Corp. - Interactive	1,604	38,207
[1]Life Time Fitness, Inc.	40	2,056
[1]Live Nation, Inc.	151	3,331
Liz Claiborne, Inc.	302	12,940
1LKQ Corp.	146	3,192
Lowe’s Cos, Inc.	3,520	110,845
Ltd. Brands	887	23,115
[1]Macrovision Corp.	90	2,255
Marriott International, Inc.	815	39,902
[1]Marvel Entertainment, Inc.	200	5,550
Mattel, Inc.	926	25,530

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Discretionary - (continued)
Matthews International Corp.	60	$2,442
McClatchy Co.	116	3,667
McDonald’s Corp.	2,999	135,105
McGraw-Hill Cos, Inc.	859	54,014
MDC Holdings, Inc.	100	4,807
Media General, Inc.	40	1,526
Men’s Wearhouse, Inc.	160	7,528
Meredith Corp.	89	5,108
[1]Meritage Homes Corp.	30	964
1MGM Mirage	307	21,343
Modine Manufacturing Co.	60	1,374
[1]Mohawk Industries, Inc.	114	9,354
Movado Group, Inc.	100	2,945
[1]Move, Inc.	300	1,662
Nautilus, Inc.	100	1,543
[1]NetFlix, Inc.	160	3,710
New York Times Co.	301	7,077
Newell Rubbermaid, Inc.	658	20,457
News Corp. Class A	4,486	103,716
News Corp. Class B	1,303	31,884
Nike, Inc.	430	45,692
Nordstrom, Inc.	473	25,041
[1]NutriSystem, Inc.	111	5,818
1NVR, Inc.	10	6,650
1O’Reilly Automotive, Inc.	213	7,050
Oakley, Inc.	100	2,014
[1]Office Depot, Inc.	691	24,282
OfficeMax, Inc.	190	10,021
Omnicom Group, Inc.	412	42,181
Orient-Express Hotels Ltd.	70	4,187
OSI Restaurant Partners, Inc.	180	7,110
Oxford Industries, Inc.	42	2,076
[1]Pacific Sunwear Of California, Inc.	190	3,958
[1]Panera Bread Co.	73	4,311
[1]Papa John’s International, Inc.	60	1,764
[1]Payless Shoesource, Inc.	180	5,976
[1]Penn National Gaming, Inc.	190	8,060
PEP Boys-Manny Moe & Jack	100	1,909
Petsmart, Inc.	374	12,327
1PF Chang’s China Bistro, Inc.	40	1,675
Phillips-Van Heusen Corp.	139	8,173
Pier 1 Imports, Inc.	300	2,073
[1]Pinnacle Entertainment, Inc.	170	4,942
Polaris Industries, Inc.	160	7,677
Polo Ralph Lauren Corp.	147	12,958
Pool Corp.	180	6,444
[1]Priceline.com, Inc.	100	5,326
Pulte Homes, Inc.	548	14,500
[1]Quiksilver, Inc.	250	2,900
RadioShack Corp.	340	9,190
[1]Rare Hospitality International, Inc.	70	2,106
1RC2 Corp.	100	4,039
[1]Red Robin Gourmet Burgers, Inc.	41	1,592
Regal Entertainment Group	180	3,577
Regis Corp.	160	6,459
[1]Rent-A-Center, Inc.	200	5,596
[1]Retail Ventures, Inc.	100	2,105
RH Donnelley Corp.	147	10,421
Ross Stores, Inc.	380	13,072
Royal Caribbean Cruises Ltd.	285	12,016
Ruby Tuesday, Inc.	100	2,860
Ryland Group, Inc.	106	4,472
Saks, Inc.	253	5,273
[1]Scholastic Corp.	70	2,177
[1]School Specialty, Inc.	40	1,444
[1]Scientific Games Corp.	180	5,909
Sealy Corp.	100	1,748
[1]Sears Holdings Corp.	205	36,933
[1]Select Comfort Corp.	75	1,335
Sherwin-Williams Co.	272	17,963
[1]Shuffle Master, Inc.	60	1,095
Sinclair Broadcast Group, Inc.	200	3,090
[1]Sirius Satellite Radio, Inc.	2,847	9,110
[1]Six Flags, Inc.	300	1,803
[1]Skechers U.S.A., Inc.	100	3,357
Snap-On, Inc.	129	6,205
Sonic Automotive, Inc.	100	2,850
[1]Sonic Corp.	136	3,030
Speedway Motorsports, Inc.	100	3,875
Stage Stores, Inc.	90	2,098
Standard-Pacific Corp.	183	3,819
Stanley Works	190	10,518
Staples, Inc.	1,756	45,375
[1]Starbucks Corp.	1,806	56,636
Starwood Hotels & Resorts Worldwide, Inc.	498	32,295
Station Casinos, Inc.	118	10,215
Steven Madden Ltd.	54	1,577
Stride Rite Corp.	100	1,539
Talbots, Inc.	100	2,362
Target Corp.	1,978	117,216
Tempur-Pedic International, Inc.	100	2,599
[1]Tenneco, Inc.	80	2,037
[1]Texas Roadhouse, Inc.	152	2,166
Thor Industries, Inc.	150	5,909
Tiffany & Co.	336	15,281
Tim Hortons, Inc.	500	15,210
[1]Timberland Co.	70	1,822
Time Warner, Inc.	9,672	190,732
[1]Tivo, Inc.	300	1,905
TJX Cos, Inc.	1,120	30,195
[1]Toll Brothers, Inc.	322	8,816

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Discretionary - (continued)
[1]Too, Inc.	50	$1,786
Toro Co.	65	3,331
[1]Tractor Supply Co.	79	4,069
Triarc Cos, Inc. Class A	150	2,810
Triarc Cos, Inc. Class B	200	3,438
Tribune Co.	424	13,615
1TRW Automotive Holdings Corp.	160	5,571
Tupperware Brands Corp.	80	1,994
[1]Under Armour, Inc.	122	6,259
Unifirst Corp.	100	3,837
United Auto Group, Inc.	154	3,126
[1]United Rentals, Inc.	190	5,225
[1]Urban Outfitters, Inc.	226	5,991
[1]Vail Resorts, Inc.	78	4,238
VF Corp.	200	16,524
[1]Viacom, Inc.	1,472	60,514
Virgin Media, Inc.	669	16,892
[1]Visteon Corp.	210	1,793
Wabtec Corp.	170	5,863
Wal-Mart Stores, Inc.	6,164	289,400
Walt Disney Co.	4,765	164,059
[1]Warnaco Group, Inc.	80	2,272
Warner Music Group Corp.	80	1,365
Washington Post Co.	14	10,689
1WCI Communities, Inc.	50	1,067
Wendy’s International, Inc.	222	6,949
1WESCO International, Inc.	114	7,157
Westwood One, Inc.	130	893
Whirlpool Corp.	176	14,944
Williams-Sonoma, Inc.	288	10,212
Winnebago Industries	40	1,345
1WMS Industries, Inc.	100	3,924
Wolverine World Wide, Inc.	100	2,857
[1]Wyndham Worldwide Corp.	477	16,290
Wynn Resorts Ltd.	106	10,055
1XM Satellite Radio Holdings, Inc.	612	7,907
Yum! Brands, Inc.	692	39,970
[1]Zale Corp.	70	1,847
[1]Zumiez, Inc.	100	4,012

Total Consumer Discretionary		4,651,425

Consumer Staples - 7.3%
[1]Alberto Culver Co.	190	4,347
[1]Alliance One International, Inc.	300	2,769
Altria Group, Inc.	5,082	446,250
Anheuser-Busch Cos, Inc.	1,874	94,562
Archer-Daniels-Midland Co.	1,417	52,004
Avon Products, Inc.	1,116	41,582
Brown-Forman Corp.	100	6,556
Bunge Ltd.	266	21,871
Campbell Soup Co.	547	21,306
Casey’s General Stores, Inc.	80	2,001
[1]Central European Distribution Corp.	100	2,911
[1]Central Garden and Pet Co.	40	591
[1]Central Garden and Pet Co., Class A (Non-voting)	80	1,176
[1]Chattem, Inc.	51	3,006
Chiquita Brands International, Inc.	70	981
Church & Dwight Co., Inc.	132	6,646
Clorox Co.	413	26,304
Coca-Cola Co.	5,215	250,320
Coca-Cola Enterprises, Inc.	571	11,563
Colgate-Palmolive Co.	1,230	82,152
ConAgra Foods, Inc.	1,243	30,963
[1]Constellation Brands, Inc.	510	10,802
Corn Products International, Inc.	151	5,374
CVS Corp.	3,731	127,376
[1]Dean Foods Co.	344	16,079
Del Monte Foods Co.	560	6,429
Delta & Pine Land Co.	114	4,697
[1]Elizabeth Arden, Inc.	100	2,182
Estee Lauder Cos, Inc.	330	16,121
Flowers Foods, Inc.	170	5,129
General Mills, Inc.	829	48,264
Great Atlantic & Pacific Tea Co.	100	3,318
[1]Hain Celestial Group, Inc.	80	2,406
[1]Hansen Natural Corp.	152	5,758
[1]Herbalife Ltd.	150	5,879
Hershey Co.	397	21,700
HJ Heinz Co.	789	37,178
Hormel Foods Corp.	189	7,029
JM Smucker Co.	128	6,825
Kellogg Co.	653	33,584
Kimberly-Clark Corp.	1,135	77,736
Kraft Foods, Inc.	494	15,640
Kroger Co.	1,628	45,991
Loews Corp. - Carolina Group	270	20,415
Longs Drug Stores Corp.	40	2,066
McCormick & Co., Inc.	333	12,827
Molson Coors Brewing Co.	157	14,855
1NBTY, Inc.	190	10,078
Nu Skin Enterprises, Inc.	100	1,652
[1]Pantry, Inc.	30	1,357
Pepsi Bottling Group, Inc.	360	11,480
PepsiAmericas, Inc.	100	2,232
PepsiCo, Inc.	3,982	253,096
[1]Performance Food Group Co.	70	2,161
Pilgrim’s Pride Corp.	152	5,045
[1]Playtex Products, Inc.	100	1,357
Procter & Gamble Co.	7,784	491,637
[1]Ralcorp Holdings, Inc.	50	3,215

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Consumer Staples - (continued)
[1]Rite Aid Corp.	1,050	$6,059
Ruddick Corp.	100	3,008
Safeway, Inc.	1,102	40,377
[1]Sally Beauty Holdings, Inc.	190	1,746
Sanderson Farms, Inc.	100	3,706
Sara Lee Corp.	1,827	30,913
Seaboard Corp.	1	2,260
Sensient Technologies Corp.	161	4,151
[1]Smithfield Foods, Inc.	259	7,757
[1]Steiner Leisure Ltd.	100	4,498
Supervalu, Inc.	564	22,035
Sysco Corp.	1,479	50,035
[1]Terra Industries, Inc.	261	4,568
Tootsie Roll Industries, Inc.	103	3,087
[1]TreeHouse Foods, Inc.	100	3,047
Tyson Foods, Inc.	630	12,228
[1]United Natural Foods, Inc.	60	1,838
Universal Corp.	50	3,068
UST, Inc.	383	22,206
Vector Group Ltd.	100	1,871
Walgreen Co.	2,492	114,358
Whole Foods Market, Inc.	389	17,447
WM Wrigley Jr Co.	502	25,567

Total Consumer Staples		2,834,661

Energy - 9.2%
Anadarko Petroleum Corp.	1,087	46,719
Apache Corp.	835	59,035
[1]Arena Resources, Inc.	100	5,012
[1]Atlas America, Inc.	45	2,542
1ATP Oil & Gas Corp.	48	1,805
[1]Atwood Oceanics, Inc.	40	2,348
Baker Hughes, Inc.	778	51,449
Berry Petroleum Co.	60	1,840
[1]Bill Barrett Corp.	40	1,296
BJ Services Co.	715	19,949
Cabot Oil & Gas Corp.	99	6,664
[1]Cameron International Corp.	321	20,156
CARBO Ceramics, Inc.	30	1,397
[1]Carrizo Oil & Gas, Inc.	100	3,496
[1]Cheniere Energy, Inc.	160	4,984
Chesapeake Energy Corp.	1,050	32,423
Chevron Corp.	5,286	390,953
Cimarex Energy Co.	259	9,588
1CNX Gas Corp.	100	2,833
[1]Complete Production Services, Inc.	100	1,991
[1]Comstock Resources, Inc.	60	1,643
ConocoPhillips	3,791	259,115
[1]Core Laboratories NV	50	4,192
Crosstex Energy, Inc.	119	3,421
[1]Delta Petroleum Corp.	200	4,592
[1]Denbury Resources, Inc.	318	9,473
Devon Energy Corp.	1,018	70,466
Diamond Offshore Drilling, Inc.	164	13,276
[1]Dresser-Rand Group, Inc.	205	6,244
[1]Dril-Quip, Inc.	80	3,462
El Paso Corp.	1,806	26,133
[1]Encore Acquisition Co.	60	1,451
[1]Energy Partners Ltd.	114	2,069
ENSCO International, Inc.	423	23,011
EOG Resources, Inc.	569	40,592
Equitable Resources, Inc.	315	15,221
[1]Evergreen Energy, Inc.	90	591
1EXCO Resources, Inc.	200	3,316
Exxon Mobil Corp.	14,243	1,074,634
1FMC Technologies, Inc.	165	11,510
[1]Forest Oil Corp.	119	3,971
Frontier Oil Corp.	253	8,258
General Maritime Corp.	40	1,155
[1]Giant Industries, Inc.	50	3,783
[1]Global Industries Ltd.	230	4,207
GlobalSantaFe Corp.	605	37,316
[1]Grant Prideco, Inc.	350	17,444
[1]Grey Wolf, Inc.	540	3,618
[1]Gulfmark Offshore, Inc.	100	4,365
Halliburton Co.	2,438	77,382
[1]Hanover Compressor Co.	220	4,895
[1]Helix Energy Solutions Group, Inc.	197	7,346
Helmerich & Payne, Inc.	300	9,102
[1]Hercules Offshore, Inc.	61	1,602
Hess Corp.	642	35,612
Holly Corp.	111	6,582
[1]Hornbeck Offshore Services, Inc.	100	2,865
[1]Houston Exploration Co.	45	2,428
[1]Hydril Company LP	30	2,887
[1]Input/Output, Inc.	200	2,756
Kinder Morgan, Inc.	260	27,677
[1]Lone Star Technologies, Inc.	40	2,641
Lufkin Industries, Inc.	56	3,146
Marathon Oil Corp.	851	84,104
[1]Mariner Energy Inc	100	1,913
Murphy Oil Corp.	447	23,870
[1]Nabors Industries Ltd.	702	20,828
[1]National Oilwell Varco, Inc.	431	33,527
[1]Newfield Exploration Co.	291	12,138
[1]Newpark Resources, Inc.	300	2,115
Noble Corp.	335	26,358
Noble Energy, Inc.	476	28,393
Occidental Petroleum Corp.	2,063	101,727
[1]Oceaneering International, Inc.	180	7,582
[1]Oil States International, Inc.	123	3,947
OMI Corp.	100	2,686
[1]Pacific Ethanol, Inc.	100	1,703
[1]Parallel Petroleum Corp.	82	1,882

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Energy - (continued)
[1]Parker Drilling Co.	170	$1,596
Patterson-UTI Energy, Inc.	370	8,303
Penn Virginia Corp.	30	2,202
[1]Petroleum Development Corp.	50	2,679
[1]Pioneer Drilling Co.	171	2,170
Pioneer Natural Resources Co.	350	15,089
[1]Plains Exploration & Production Co.	175	7,900
Pogo Producing Co.	122	5,868
[1]Pride International, Inc.	359	10,806
[1]Quicksilver Resources, Inc.	150	5,966
Range Resources Corp.	352	11,757
[1]Rosetta Resources, Inc.	100	2,054
Rowan Cos, Inc.	299	9,709
RPC, Inc.	100	1,666
Schlumberger Ltd.	2,857	197,419
1SEACOR Holdings, Inc.	44	4,330
Smith International, Inc.	537	25,803
St. Mary Land & Exploration Co.	116	4,255
[1]Stone Energy Corp.	40	1,188
Sunoco, Inc.	285	20,075
[1]Superior Energy Services	200	6,894
[1]Swift Energy Co.	40	1,671
Tesoro Corp.	146	14,663
[1]Tetra Technologies, Inc.	120	2,965
Tidewater, Inc.	100	5,858
1TODCO	138	5,566
[1]Transocean, Inc.	700	57,190
[1]Trico Marine Services, Inc.	100	3,726
[1]Ultra Petroleum Corp.	419	22,261
[1]Unit Corp.	112	5,666
[1]Universal Compression Holdings, Inc.	50	3,384
Valero Energy Corp.	1,466	94,542
W&T Offshore, Inc.	113	3,269
1W-H Energy Services, Inc.	60	2,804
[1]Warren Resources, Inc.	200	2,606
[1]Weatherford International Ltd.	827	37,298
Western Refining, Inc.	100	3,902
[1]Whiting Petroleum Corp.	150	5,912
Williams Cos, Inc.	1,446	41,153
XTO Energy, Inc.	884	48,452

Total Energy		3,575,320

Financials – 21.4%
21st Century Insurance Group	100	2,120
Acadia Realty Trust	100	2,607
[1]Accredited Home Lenders Holding Co.	30	278
ACE Ltd.	830	47,360
Advanta Corp.	54	2,367
[1]Affiliated Managers Group, Inc.	75	8,126
Aflac, Inc.	1,178	55,437
AG Edwards, Inc.	184	12,729
Alabama National BanCorp.	50	3,541
Alexandria Real Estate Equities, Inc.	64	6,424
Alfa Corp.	100	1,848
[1]Alleghany Corp.	11	4,192
Allied Capital Corp.	350	10,084
Allstate Corp.	1,462	87,808
AMB Property Corp.	293	17,225
AMBAC Financial Group, Inc.	256	22,116
AMCORE Financial, Inc.	110	3,493
American Campus Communities, Inc.	100	3,029
American Capital Strategies Ltd.	402	17,813
American Equity Investment Life Holding Co.	200	2,626
American Express Co.	2,629	148,276
American Financial Group, Inc.	118	4,017
American Financial Realty Trust	200	2,016
American Home Mortgage Investment Corp.	160	4,318
American International Group, Inc.	5,359	360,232
[1]AmeriCredit Corp.	264	6,035
Ameriprise Financial, Inc.	528	30,170
Annaly Mortgage Management, Inc.	570	8,824
Anthracite Capital, Inc.	200	2,400
AON Corp.	664	25,205
Apartment Investment & Management Co.	213	12,288
Apollo Investment Corp.	286	6,120
Arbor Realty Trust, Inc.	130	3,957
[1]Arch Capital Group Ltd.	105	7,162
Archstone-Smith Trust	560	30,397
Ares Capital Corp.	124	2,253
[1]Argonaut Group, Inc.	70	2,265
Arthur J Gallagher & Co.	233	6,601
Ashford Hospitality Trust, Inc.	200	2,388
Aspen Insurance Holdings Ltd.	200	5,242
Associated Banc-Corp	300	10,080
Assurant, Inc.	250	13,408
Assured Guaranty Ltd.	90	2,459
Astoria Financial Corp.	240	6,382

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
AvalonBay Communities, Inc.	191	$24,830
Axis Capital Holdings Ltd.	358	12,122
Bancorpsouth, Inc.	132	3,227
Bank Mutual Corp.	200	2,274
Bank of America Corp.	10,990	560,710
Bank of Hawaii Corp.	100	5,303
Bank of New York Co., Inc.	1,857	75,301
BankAtlantic Bancorp, Inc.	200	2,192
BankUnited Financial Corp.	126	2,672
Banner Corp.	21	873
BB&T Corp.	1,324	54,310
Bear Stearns Cos, Inc.	272	40,895
[1]Berkshire Hathaway, Inc.	30	109,200
BioMed Realty Trust, Inc.	110	2,893
BOK Financial Corp.	40	1,981
Boston Private Financial Holdings, Inc.	60	1,675
Boston Properties, Inc.	272	31,933
Brandywine Realty Trust	240	8,018
BRE Properties, Inc.	100	6,315
Brookdale Senior Living, Inc.	104	4,645
Brookline Bancorp, Inc.	190	2,407
Brown & Brown, Inc.	324	8,764
Calamos Asset Management, Inc.	76	1,696
Camden Property Trust	130	9,140
Capital One Financial Corp.	1,023	77,196
Capital Trust, Inc.	10	456
CapitalSource, Inc.	246	6,182
Capitol Federal Financial	60	2,269
Cascade Bancorp	100	2,594
Cash America International, Inc.	95	3,895
Cathay General Bancorp	100	3,398
1CB Richard Ellis Group, Inc.	521	17,808
CBL & Associates Properties, Inc.	134	6,009
1CBOT Holdings, Inc.	85	15,428
Cedar Shopping Centers, Inc.	100	1,620
Central Pacific Financial Corp.	60	2,194
Charles Schwab Corp.	2,566	46,932
Chemical Financial Corp.	100	2,979
Chicago Mercantile Exchange Holdings, Inc.	85	45,259
Chittenden Corp.	100	3,019
Chubb Corp.	998	51,567
Cincinnati Financial Corp.	437	18,529
CIT Group, Inc.	528	27,942
Citigroup, Inc.	12,015	616,850
Citizens Banking Corp.	207	4,587
City Holding Co.	100	4,045
City National Corp.	100	7,360
Cohen & Steers, Inc.	100	4,308
Colonial BancGroup, Inc.	334	8,267
Colonial Properties Trust	163	7,444
Columbia Banking System, Inc.	100	3,373
Comerica, Inc.	370	21,874
Commerce Bancorp, Inc.	432	14,420
Commerce Bancshares, Inc.	205	9,904
Commerce Group, Inc.	80	2,403
Community Bank System, Inc.	90	1,883
Community Banks, Inc.	100	2,387
Community Trust Bancorp, Inc.	80	2,898
Compass Bancshares, Inc.	283	19,470
[1]Conseco, Inc.	329	5,692
Corporate Office Properties Trust SBI MD	70	3,198
[1]Corrections Corp. of America	159	8,397
Corus Bankshares, Inc.	60	1,024
Countrywide Financial Corp.	1,506	50,662
Cousins Properties, Inc.	90	2,957
Crescent Real Estate Equities Co.	243	4,875
Cullen/Frost Bankers, Inc.	102	5,338
CVB Financial Corp.	137	1,630
Deerfield Triarc Capital Group	100	1,499
Delphi Financial Group	75	3,017
Developers Diversified Realty Corp.	264	16,606
DiamondRock Hospitality Co.	200	3,800
Digital Realty Trust, Inc.	100	3,990
Dime Community Bancshares	180	2,381
[1]Doral Financial Corp.	140	230
Downey Financial Corp.	30	1,936
Duke Realty Corp.	351	15,258
1E*Trade Financial Corp.	1,009	21,411
East West Bancorp, Inc.	182	6,692
EastGroup Properties, Inc.	80	4,082
Eaton Vance Corp.	274	9,765
Endurance Specialty Holdings Ltd.	128	4,575
Entertainment Properties Trust	60	3,615
Equity Inns, Inc.	180	2,948
Equity Lifestyle Properties, Inc.	50	2,701
Equity One, Inc.	90	2,385
Equity Residential	700	33,761
Erie Indemnity Co.	108	5,699
Essex Property Trust, Inc.	49	6,345
[1]Euronet Worldwide, Inc.	88	2,364

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
Everest Re Group Ltd.	143	$13,752
Extra Space Storage, Inc.	180	3,409
Fannie Mae	2,353	128,427
Federal Realty Investment Trust	126	11,418
Federated Investors, Inc.	221	8,115
FelCor Lodging Trust, Inc.	140	3,636
Fidelity National Financial, Inc.	449	10,780
Fidelity National Information Services, Inc.	440	20,002
Fifth Third Bancorp	1,279	49,485
Financial Federal Corp.	75	1,974
First American Corp.	265	13,441
First BanCorp	120	1,591
[1]First Cash Financial Services, Inc.	100	2,228
First Charter Corp.	100	2,150
First Citizens BancShares, Inc.	10	2,010
First Commonwealth Financial Corp.	206	2,421
First Community Bancorp, Inc.	50	2,827
First Financial Bankshares, Inc.	100	4,182
First Financial Corp.	40	1,238
First Financial Holdings, Inc.	100	3,460
First Horizon National Corp.	332	13,788
First Industrial Realty Trust, Inc.	171	7,746
First Marblehead Corp.	175	7,856
First Merchants Corp.	130	3,084
First Midwest Bancorp, Inc.	90	3,308
First Niagara Financial Group, Inc.	200	2,782
First Potomac Realty Trust	100	2,857
First Republic Bank	60	3,222
[1]FirstFed Financial Corp.	30	1,705
FirstMerit Corp.	219	4,623
FNB Corp.	150	2,528
Forest City Enterprises, Inc.	145	9,596
Franklin Resources, Inc.	430	51,957
Franklin Street Properties Corp.	80	1,534
Freddie Mac	1,680	99,943
Fremont General Corp.	80	554
Friedman, Billings, Ramsey Group, Inc.	200	1,104
Frontier Financial Corp.	120	2,994
Fulton Financial Corp.	525	7,628
GAMCO Investors, Inc.	60	2,600
General Growth Properties, Inc.	575	37,128
Genworth Financial, Inc.	1,128	39,412
Getty Realty Corp.	120	3,449
1GFI Group, Inc.	64	4,350
Glacier Bancorp, Inc.	90	2,164
Glimcher Realty Trust	100	2,702
GMH Communities Trust	170	1,698
Goldman Sachs Group, Inc.	922	190,513
Gramercy Capital Corp.	100	3,068
Greater Bay Bancorp	100	2,689
Greenhill & Co., Inc.	56	3,438
Hancock Holding Co.	60	2,639
Hanmi Financial Corp.	100	1,906
Hanover Insurance Group, Inc.	116	5,350
Hartford Financial Services Group, Inc.	768	73,405
HCC Insurance Holdings, Inc.	230	7,084
Health Care Property Investors, Inc.	496	17,871
Health Care REIT, Inc.	236	10,360
Healthcare Realty Trust, Inc.	175	6,528
[1]HealthExtras, Inc.	70	2,015
Highland Hospitality Corp.	200	3,560
Highwoods Properties, Inc.	90	3,554
Hilb, Rogal & Hobbs Co.	50	2,453
Home Properties, Inc.	60	3,169
Horace Mann Educators Corp.	120	2,466
Hospitality Properties Trust	278	13,010
Host Hotels & Resorts, Inc.	1,290	33,940
HRPT Properties Trust	504	6,199
Hudson City Bancorp, Inc.	1,334	18,249
Huntington Bancshares, Inc.	491	10,728
IBERIABANK Corp.	60	3,340
IMPAC Mortgage Holdings, Inc.	200	1,000
Independent Bank Corp.	90	2,965
IndyMac Bancorp, Inc.	136	4,359
Infinity Property & Casualty Corp.	50	2,343
Inland Real Estate Corp.	150	2,751
Innkeepers USA Trust	200	3,256
Integra Bank Corp.	33	736
[1]IntercontinentalExchange, Inc.	98	11,977
International Bancshares Corp.	90	2,670
International Securities Exchange, Inc.	153	7,466
[1]Investment Technology Group, Inc.	89	3,489
[1]Investors Bancorp, Inc.	200	2,888
Investors Financial Services Corp.	154	8,955

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
Investors Real Estate Trust	94	$995
IPC Holdings Ltd.	80	2,308
iStar Financial, Inc.	369	17,280
Jackson Hewitt Tax Service, Inc.	60	1,931
Janus Capital Group, Inc.	500	10,455
Jefferies Group, Inc.	256	7,411
Jones Lang LaSalle, Inc.	77	8,030
JPMorgan Chase & Co.	8,512	411,811
KeyCorp	1,013	37,957
Kilroy Realty Corp.	70	5,163
Kimco Realty Corp.	574	27,977
KKR Financial Corp.	224	6,144
[1]Knight Capital Group, Inc.	170	2,693
LandAmerica Financial Group, Inc.	30	2,217
LaSalle Hotel Properties	80	3,709
Legg Mason, Inc.	303	28,546
Lehman Brothers Holdings, Inc.	1,093	76,587
Leucadia National Corp.	380	11,180
Lexington Corporate Properties Trust	130	2,747
Liberty Property Trust	200	9,744
Lincoln National Corp.	712	48,266
Loews Corp.	957	43,477
LTC Properties, Inc.	100	2,591
M&T Bank Corp.	166	19,228
Macerich Co.	160	14,778
Mack-Cali Realty Corp.	188	8,954
MAF Bancorp, Inc.	70	2,894
Maguire Properties, Inc.	80	2,845
[1]Markel Corp.	20	9,697
Marsh & McLennan Cos, Inc.	1,245	36,466
Marshall & Ilsley Corp.	546	25,285
Max Re Capital Ltd.	80	2,038
MB Financial, Inc.	100	3,601
MBIA, Inc.	327	21,415
MCG Capital Corp.	100	1,876
Medical Properties Trust, Inc.	100	1,469
Mellon Financial Corp.	990	42,709
Mercury General Corp.	56	2,970
Merrill Lynch & Co., Inc.	2,031	165,872
MetLife, Inc.	1,855	117,143
MFA Mortgage Investments, Inc.	360	2,772
MGIC Investment Corp.	190	11,195
Mid-America Apartment Communities, Inc.	70	3,938
Mid-State Bancshares	110	4,036
Mills Corp.	70	1,767
Montpelier Re Holdings Ltd.	310	5,375
Moody’s Corp.	577	35,809
Morgan Stanley	2,294	180,675
Municipal Mortgage & Equity LLC	100	2,850
1NASDAQ Stock Market, Inc.	248	7,294
National City Corp.	1,400	52,150
National Financial Partners Corp.	150	7,037
National Health Investors, Inc.	100	3,134
National Penn Bancshares, Inc.	103	1,947
National Retail Properties, Inc.	170	4,112
Nationwide Financial Services	127	6,840
Nationwide Health Properties, Inc.	230	7,190
NBT Bancorp, Inc.	85	1,992
New Plan Excel Realty Trust	246	8,125
New York Community Bancorp, Inc.	594	10,448
NewAlliance Bancshares, Inc.	200	3,242
Newcastle Investment Corp.	100	2,773
Northern Trust Corp.	438	26,341
NorthStar Realty Finance Corp.	100	1,521
Northwest Bancorp, Inc.	100	2,709
Novastar Financial, Inc.	50	250
Nuveen Investments, Inc.	180	8,514
1NYSE Group, Inc.	323	30,281
[1]Ocwen Financial Corp.	100	1,287
Odyssey Re Holdings Corp.	100	3,931
Ohio Casualty Corp.	197	5,900
Old National Bancorp	128	2,327
Old Republic International Corp.	538	11,901
Old Second Bancorp, Inc.	110	3,014
Omega Healthcare Investors, Inc.	249	4,270
optionsXpress Holdings, Inc.	100	2,354
Pacific Capital Bancorp	100	3,212
Park National Corp.	20	1,890
Parkway Properties, Inc.	45	2,351
PartnerRe Ltd.	123	8,430
Pennsylvania Real Estate Investment Trust	60	2,660
People’s Bank	189	8,392
PFF Bancorp, Inc.	54	1,638
[1]Philadelphia Consolidated Holding Co.	187	8,226
Phoenix Cos, Inc.	180	2,498
[1]Piper Jaffray Cos.	40	2,478
Platinum Underwriters Holdings Ltd.	180	5,774

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
Plum Creek Timber Co., Inc. (REIT)	484	$19,079
PMI Group, Inc.	170	7,687
PNC Financial Services Group, Inc.	821	59,087
Popular, Inc.	648	10,731
[1]Portfolio Recovery Associates, Inc.	47	2,099
Post Properties, Inc.	172	7,866
Principal Financial Group, Inc.	705	42,208
PrivateBancorp, Inc.	44	1,609
[1]ProAssurance Corp.	50	2,558
Progressive Corp.	1,790	39,058
Prologis	652	42,334
Prosperity Bancshares, Inc.	99	3,439
Protective Life Corp.	200	8,808
Provident Bankshares Corp.	80	2,629
Provident Financial Services, Inc.	150	2,618
Provident New York Bancorp	230	3,255
Prudential Financial, Inc.	1,157	104,431
PS Business Parks, Inc.	74	5,218
Public Storage, Inc.	314	29,726
Radian Group, Inc.	186	10,208
RAIT Investment Trust	100	2,794
Ramco-Gershenson Properties Trust	35	1,250
Raymond James Financial, Inc.	218	6,488
[1]Realogy Corp.	552	16,345
Realty Income Corp.	208	5,866
Redwood Trust, Inc.	40	2,087
Regency Centers Corp.	155	12,950
Regions Financial Corp.	1,828	64,656
Reinsurance Group of America, Inc.	66	3,810
RenaissanceRe Holdings Ltd.	152	7,621
RLI Corp.	40	2,197
S&T Bancorp, Inc.	100	3,304
SAFECO Corp.	253	16,807
Sandy Spring Bancorp, Inc.	90	3,118
Scottish RE Group, Ltd.	100	402
SEI Investments Co.	180	10,841
Selective Insurance Group	118	3,004
Senior Housing Properties Trust	160	3,824
[1]Signature Bank	70	2,278
Simon Property Group, Inc.	530	58,963
Sky Financial Group, Inc.	220	5,909
SL Green Realty Corp.	140	19,205
SLM Corp.	965	39,469
South Financial Group, Inc.	207	5,117
Sovereign Bancorp, Inc.	904	22,998
Sovran Self Storage, Inc.	70	3,879
Spirit Finance Corp.	220	3,278
St. Joe Co.	205	10,724
Stancorp Financial Group, Inc.	137	6,736
[2]State Street Corp.	836	54,131
Sterling Bancorp	120	2,172
Sterling Bancshares, Inc.	150	1,677
Sterling Financial Corp.	90	2,807
Stewart Information Services Corp.	40	1,672
Strategic Hotels & Resorts, Inc.	134	3,065
Student Loan Corp.	10	1,859
Suffolk Bancorp	90	2,905
Sun Communities, Inc.	120	3,722
Sunstone Hotel Investors, Inc.	90	2,453
SunTrust Banks, Inc.	815	67,678
Susquehanna Bancshares, Inc.	110	2,551
1SVB Financial Group	55	2,672
SWS Group, Inc.	100	2,481
Synovus Financial Corp.	622	20,115
T. Rowe Price Group, Inc.	608	28,692
Tanger Factory Outlet Centers, Inc.	90	3,635
Taubman Centers, Inc.	110	6,379
TCF Financial Corp.	297	7,829
1TD Ameritrade Holding Corp.	666	9,910
TD Banknorth, Inc.	288	9,262
Thornburg Mortgage, Inc.	322	8,372
Tompkins Trustco, Inc.	77	3,223
Torchmark Corp.	217	14,233
Tower Group, Inc.	100	3,222
Transatlantic Holdings, Inc.	54	3,516
Travelers Cos., Inc.	1,660	85,938
[1]Triad Guaranty, Inc.	26	1,077
TrustCo Bank Corp. NY	240	2,299
Trustmark Corp.	100	2,804
U-Store-It Trust	110	2,213
UCBH Holdings, Inc.	230	4,283
UMB Financial Corp.	80	3,021
Umpqua Holdings Corp.	90	2,409
Union Bankshares Corp.	90	2,335
UnionBanCal Corp.	136	8,625
United Bankshares, Inc.	80	2,802
United Community Banks, Inc.	80	2,623
United Dominion Realty Trust, Inc.	300	9,186
United Fire & Casualty Co.	100	3,513
Unitrin, Inc.	100	4,707

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Financials - (continued)
[1]Universal American Financial Corp.	100	$1,938
Universal Health Realty Income Trust	30	1,073
UnumProvident Corp.	853	19,645
Urstadt Biddle Properties, Inc.	180	3,521
U.S. Bancorp	4,315	150,896
1USI Holdings Corp.	100	1,685
Valley National Bancorp	257	6,489
Ventas, Inc.	232	9,774
Vornado Realty Trust	331	39,502
W Holding Co., Inc.	200	1,000
Wachovia Corp.	4,709	259,230
Waddell & Reed Financial, Inc.	220	5,130
Walter Industries, Inc.	87	2,153
Washington Federal, Inc.	230	5,396
Washington Mutual, Inc.	2,269	91,622
Washington Real Estate Investment Trust	100	3,742
Washington Trust Bancorp, Inc.	110	2,949
Webster Financial Corp.	124	5,953
Weingarten Realty Investors	195	9,274
Wells Fargo & Co.	7,877	271,205
WesBanco, Inc.	100	3,087
West Coast Bancorp	110	3,517
Westamerica BanCorp.	51	2,457
Western Union Co.	1,890	41,486
White Mountains Insurance Group Ltd.	17	9,631
Whitney Holding Corp.	190	5,810
Wilmington Trust Corp.	130	5,482
Wintrust Financial Corp.	50	2,231
[1]World Acceptance Corp.	45	1,798
WR Berkley Corp.	451	14,937
XL Capital Ltd.	438	30,642
Zenith National Insurance Corp.	140	6,618
Zions BanCorp.	242	20,454

Total Financials		8,348,195

Health Care - 11.2%
Abbott Laboratories	3,711	207,074
[1]Abraxis BioScience, Inc.	40	1,068
[1]Adams Respiratory Therapeutics, Inc.	89	2,993
[1]Adolor Corp.	159	1,391
[1]Advanced Medical Optics, Inc.	139	5,171
[1]Advisory Board Co.	40	2,025
Aetna, Inc.	1,341	58,722
[1]Affymetrix, Inc.	193	5,804
[1]Alexion Pharmaceuticals, Inc.	80	3,459
[1]Align Technology, Inc.	100	1,586
[1]Alkermes, Inc.	310	4,786
Allergan, Inc.	366	40,560
Alpharma, Inc.	150	3,612
[1]Amedisys, Inc.	133	4,313
[1]American Medical Systems Holdings, Inc.	190	4,022
1AMERIGROUP Corp.	180	5,472
AmerisourceBergen Corp.	520	27,430
[1]Amgen, Inc.	2,828	158,029
1AMN Healthcare Services, Inc.	100	2,262
[1]Amsurg Corp.	100	2,449
[1]Amylin Pharmaceuticals, Inc.	326	12,179
Applera Corp. - Applied Biosystems Group	400	11,828
[1]Applera Corp. - Celera Genomics Group	160	2,272
[1]Apria Healthcare Group, Inc.	70	2,258
[1]Arena Pharmaceuticals, Inc.	120	1,303
Arrow International, Inc.	100	3,216
[1]Arthrocare Corp.	40	1,442
[1]Atherogenics, Inc.	70	197
[1]Barr Pharmaceuticals, Inc.	218	10,104
Bausch & Lomb, Inc.	99	5,065
Baxter International, Inc.	1,581	83,271
Beckman Coulter, Inc.	170	10,861
Becton Dickinson & Co.	596	45,826
[1]Bio-Rad Laboratories, Inc.	30	2,095
[1]Biogen Idec, Inc.	850	37,723
[1]BioMarin Pharmaceuticals, Inc.	140	2,416
Biomet, Inc.	594	25,239
[1]Biosite, Inc.	30	2,519
[1]Boston Scientific Corp.	3,021	43,925
Bristol-Myers Squibb Co.	4,769	132,387
Cardinal Health, Inc.	1,017	74,190
[1]Celgene Corp.	971	50,939
[1]Centene Corp.	60	1,259
[1]Cephalon, Inc.	148	10,539
[1]Charles River Laboratories International, Inc.	138	6,384
Cigna Corp.	250	35,665
[1]Community Health Systems, Inc.	279	9,835
[1]Conceptus, Inc.	100	2,000
[1]Conmed Corp.	100	2,923
Cooper Cos., Inc.	109	5,300
[1]Covance, Inc.	155	9,198
[1]Coventry Health Care, Inc.	425	23,821
C.R. Bard, Inc.	250	19,878
[1]Cross Country Healthcare, Inc.	100	1,823

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Health Care - (continued)
[1]Cubist Pharmaceuticals, Inc.	70	$1,545
1CV Therapeutics, Inc.	70	551
[1]Cytyc Corp.	258	8,826
Dade Behring Holdings, Inc.	179	7,849
1DaVita, Inc.	318	16,956
Dentsply International, Inc.	360	11,790
[1]Digene Corp.	86	3,647
1DJO, Inc.	65	2,464
[1]Edwards Lifesciences Corp.	143	7,250
Eli Lilly & Co.	2,492	133,845
[1]Endo Pharmaceuticals Holdings, Inc.	326	9,584
[1]Exelixis, Inc.	150	1,491
[1]Express Scripts, Inc.	279	22,521
[1]Forest Laboratories, Inc.	786	40,432
[1]Foxhollow Technologies, Inc.	100	2,089
[1]Gen-Probe, Inc.	113	5,320
[1]Genentech, Inc.	1,146	94,110
[1]Genesis HealthCare Corp.	79	4,986
[1]Genzyme Corp.	674	40,453
[1]Gilead Sciences, Inc.	1,158	88,587
[1]Haemonetics Corp.	40	1,870
Health Management Associates, Inc.	499	5,424
[1]Health Net, Inc.	250	13,453
[1]Healthspring, Inc.	100	2,355
[1]Healthways, Inc.	140	6,545
[1]Henry Schein, Inc.	264	14,568
Hillenbrand Industries, Inc.	134	7,956
[1]Hologic, Inc.	123	7,090
[1]Hospira, Inc.	415	16,974
[1]Human Genome Sciences, Inc.	170	1,805
[1]Humana, Inc.	377	21,874
[1]Idexx Laboratories, Inc.	65	5,696
[1]Illumina, Inc.	120	3,516
1ImClone Systems, Inc.	160	6,523
[1]Immucor, Inc.	169	4,974
IMS Health, Inc.	532	15,779
[1]Integra LifeSciences Holdings Corp.	100	4,558
[1]InterMune, Inc.	100	2,466
[1]Intuitive Surgical, Inc.	85	10,333
Invacare Corp.	50	872
[1]Inverness Medical Innovations, Inc.	107	4,684
[1]Invitrogen Corp.	109	6,938
[1]Isis Pharmaceuticals, Inc.	200	1,854
Johnson & Johnson	7,131	429,714
[1]Kindred Healthcare, Inc.	60	1,967
[1]Kinetic Concepts, Inc.	128	6,482
[1]King Pharmaceuticals, Inc.	560	11,015
1KV Pharmaceutical Co.	100	2,473
[1]Kyphon, Inc.	103	4,649
[1]Laboratory Corp. of America Holdings	304	22,080
LCA-Vision, Inc.	30	1,236
[1]LifeCell Corp.	120	2,996
[1]LifePoint Hospitals, Inc.	118	4,510
[1]Ligand Pharmaceuticals, Inc.	100	1,008
[1]Lincare Holdings, Inc.	193	7,073
[1]Magellan Health Services, Inc.	60	2,520
[1]MannKind Corp.	100	1,430
Manor Care, Inc.	163	8,861
[1]Martek Biosciences Corp.	60	1,237
[1]Matria Healthcare, Inc.	40	1,054
MAXIMUS, Inc.	100	3,448
McKesson Corp.	722	42,266
[1]Medarex, Inc.	250	3,235
[1]Medco Health Solutions, Inc.	695	50,408
[1]Medicines Co.	80	2,006
Medicis Pharmaceutical Corp.	170	5,239
[1]Medimmune, Inc.	575	20,924
Medtronic, Inc.	2,863	140,459
Mentor Corp.	78	3,588
Merck & Co., Inc.	5,365	236,972
Meridian Bioscience, Inc.	100	2,776
1MGI Pharma, Inc.	200	4,494
[1]Millennium Pharmaceuticals, Inc.	660	7,498
[1]Millipore Corp.	112	8,117
Mine Safety Appliances Co.	40	1,682
Mylan Laboratories, Inc.	666	14,079
[1]Myriad Genetics, Inc.	70	2,412
[1]Nektar Therapeutics	110	1,437
[1]Neurocrine Biosciences, Inc.	40	500
[1]New River Pharmaceuticals, Inc.	41	2,609
[1]Noven Pharmaceuticals, Inc.	100	2,320
1NuVasive, Inc.	100	2,375
[1]Nuvelo, Inc.	200	736
Omnicare, Inc.	265	10,539
[1]Onyx Pharmaceuticals, Inc.	150	3,726
[1]Orthofix International NV	30	1,532
1OSI Pharmaceuticals, Inc.	127	4,191
Owens & Minor, Inc.	60	2,204
[1]Palomar Medical Technologies, Inc.	35	1,398
[1]Par Pharmaceutical Cos, Inc.	50	1,256
[1]Parexel International Corp.	66	2,374
[1]Patterson Cos, Inc.	304	10,789
1PDL BioPharma, Inc.	309	6,705
[1]Pediatrix Medical Group, Inc.	160	9,130
Perrigo Co.	120	2,119
Pfizer, Inc.	17,585	444,197
Pharmaceutical Product Development, Inc.	306	10,309

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Health Care - (continued)
[1] Pharmion Corp.	100	$2,629
PolyMedica Corp.	100	4,233
[1] Progenics Pharmaceuticals, Inc.	100	2,368
1 PSS World Medical, Inc.	100	2,114
[1] Psychiatric Solutions, Inc.	160	6,450
Quest Diagnostics, Inc.	450	22,442
[1] Regeneron Pharmaceuticals, Inc.	90	1,946
[1] ResMed, Inc.	180	9,067
[1] Respironics, Inc.	180	7,558
[1] Rigel Pharmaceuticals, Inc.	33	358
[1] Salix Pharmaceuticals Ltd.	80	1,008
Schering-Plough Corp.	3,631	92,627
[1] Sciele Pharma, Inc.	100	2,368
[1] Sepracor, Inc.	239	11,145
Service Corp. International	670	7,946
[1] Sierra Health Services, Inc.	92	3,788
1 St Jude Medical, Inc.	908	34,150
STERIS Corp.	190	5,046
Stewart Enterprises, Inc.	300	2,418
Stryker Corp.	723	47,949
[1] Sunrise Senior Living, Inc.	150	5,928
[1] SurModics, Inc.	100	3,600
[1] Techne Corp.	90	5,139
[1] Telik, Inc.	90	489
[1] Tenet Healthcare Corp.	1,191	7,658
[1] Theravance, Inc.	80	2,360
[1] Thoratec Corp.	70	1,463
[1] Triad Hospitals, Inc.	275	14,369
[1] United Surgical Partners International, Inc.	160	4,930
[1] United Therapeutics Corp.	30	1,613
UnitedHealth Group, Inc.	3,266	173,000
Universal Health Services, Inc.	111	6,356
Valeant Pharmaceuticals International	211	3,648
[1] Varian Medical Systems, Inc.	371	17,693
1 VCA Antech, Inc.	200	7,262
[1] Ventana Medical Systems, Inc.	50	2,095
[1] Vertex Pharmaceuticals, Inc.	354	9,926
[1] Viasys Healthcare, Inc.	60	2,039
[1] Viropharma, Inc.	80	1,148
[1] Watson Pharmaceuticals, Inc.	267	7,057
[1] WellCare Health Plans, Inc.	75	6,394
[1] WellPoint, Inc.	1,504	121,974
West Pharmaceutical Services, Inc.	100	4,643
[1] Wright Medical Group, Inc.	100	2,229
Wyeth	3,266	163,398
[1] Zimmer Holdings, Inc.	581	49,623

Total Health Care		4,378,509

Industrials - 11.7%
3M Co.	1,715	131,077
1 AAR Corp.	60	1,654
ABM Industries, Inc.	90	2,375
Actuant Corp.	40	2,032
Acuity Brands, Inc.	105	5,716
Adesa, Inc.	202	5,581
Administaff, Inc.	30	1,056
Advance America, Cash Advance Centers, Inc.	194	2,986
[1] Aeroflex, Inc.	250	3,288
1 AGCO Corp.	246	9,095
[1] Airtran Holdings, Inc.	100	1,027
[1] Alaska Air Group, Inc.	104	3,962
Albany International Corp.	40	1,438
Alexander & Baldwin, Inc.	160	8,070
[1] Alliance Data Systems Corp.	138	8,504
[1] Alliant Techsystems, Inc.	100	8,792
[1] Allied Waste Industries, Inc.	864	10,878
1 AMERCO, Inc.	37	2,590
[1] American Commercial Lines, Inc.	198	6,227
American Standard Cos, Inc.	474	25,131
Ametek, Inc.	270	9,326
1 AMR Corp.	542	16,504
A.O. Smith Corp.	100	3,822
Apogee Enterprises, Inc.	100	2,004
[1] Apollo Group, Inc.	382	16,770
Applied Industrial Technologies, Inc.	90	2,209
Arbitron, Inc.	50	2,348
Arkansas Best Corp.	40	1,422
[1] Armor Holdings, Inc.	76	5,117
[1] Astec Industries, Inc.	100	4,025
[1] Atlas Air Worldwide Holdings, Inc.	46	2,426
Avery Dennison Corp.	226	14,523
Baldor Electric Co.	111	4,189
[1] Bally Technologies, Inc.	205	4,834
Barnes Group, Inc.	101	2,324
1 BE Aerospace, Inc.	187	5,928
Belden CDT, Inc.	80	4,287
1 BISYS Group, Inc.	360	4,126
Boeing Co.	1,838	163,417
Brady Corp.	160	4,992
Briggs & Stratton Corp.	170	5,245
[1] Bright Horizons Family Solutions, Inc.	50	1,888
Brink’s Co.	140	8,883
[1] Bristow Group, Inc.	100	3,645
Bucyrus International, Inc.	45	2,318
Burlington Northern Santa Fe Corp.	871	70,055
[1] Career Education Corp.	189	5,765
Carlisle Cos, Inc.	136	5,838

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Industrials - (continued)
Caterpillar, Inc.	1,586	$106,310
[1]Cenveo, Inc.	211	5,127
[1]Ceradyne, Inc.	30	1,642
[1]Ceridian Corp.	382	13,309
C.H. Robinson Worldwide, Inc.	469	22,395
[1]Checkfree Corp.	147	5,452
Chemed Corp.	40	1,958
[1]ChoicePoint, Inc.	171	6,401
Cintas Corp.	313	11,299
CIRCOR International, Inc.	100	3,570
CLARCOR, Inc.	82	2,608
[1]Clean Harbors, Inc.	100	4,522
[1]Cogent, Inc.	60	807
[1]Coinstar, Inc.	70	2,191
Con-way, Inc.	117	5,831
[1]Consolidated Graphics, Inc.	55	4,073
[1]Continental Airlines, Inc.	200	7,278
[1]Convergys Corp.	370	9,402
Cooper Industries Ltd.	452	20,335
[1]Corinthian Colleges, Inc.	130	1,788
Corporate Executive Board Co.	90	6,836
1CoStar Group, Inc.	38	1,698
[1]Covanta Holding Corp.	325	7,209
Crane Co.	170	6,871
1CSG Systems International, Inc.	70	1,751
CSX Corp.	1,040	41,652
Cummins, Inc.	121	17,511
Curtiss-Wright Corp.	80	3,083
Danaher Corp.	645	46,085
Deere & Co.	561	60,947
Deluxe Corp.	110	3,688
DeVry, Inc.	180	5,283
[1]Dionex Corp.	40	2,724
[1]Discovery Holding Co.	581	11,115
[1]Dollar Financial Corp.	100	2,530
[1]Dollar Thrifty Automotive Group	40	2,042
Domtar Corp. Com	1,381	12,857
Donaldson Co., Inc.	159	5,740
Dover Corp.	564	27,529
DRS Technologies, Inc.	100	5,217
1DST Systems, Inc.	125	9,400
[1]Dun & Bradstreet Corp.	147	13,406
[1]Dycom Industries, Inc.	70	1,824
Eagle Bulk Shipping, Inc.	100	1,939
Eaton Corp.	343	28,661
[1]eFunds Corp.	70	1,866
1EGL, Inc.	140	5,548
1EMCOR Group, Inc.	78	4,600
[1]Emdeon Corp.	317	4,796
Emerson Electric Co.	1,946	83,853
[1]Energizer Holdings, Inc.	132	11,264
[1]Energy Conversion Devices, Inc.	100	3,494
Ennis, Inc.	100	2,676
1EnPro Industries, Inc.	100	3,605
Equifax, Inc.	335	12,211
1ESCO Technologies, Inc.	40	1,793
[1]Esterline Technologies Corp.	50	2,054
[1]Evergreen Solar, Inc.	200	1,950
Expeditors International Washington, Inc.	572	23,635
FactSet Research Systems, Inc.	166	10,433
Fastenal Co.	281	9,849
FedEx Corp.	695	74,664
[1]Fiserv, Inc.	445	23,612
Florida East Coast Industries	50	3,135
[1]Flowserve Corp.	122	6,977
Fluor Corp.	214	19,200
Forward Air Corp.	50	1,644
[1]Foster Wheeler Ltd.	226	13,196
Franklin Electric Co., Inc.	36	1,674
Freightcar America, Inc.	40	1,927
1FTI Consulting, Inc.	60	2,015
G&K Services, Inc.	56	2,032
[1]Gardner Denver, Inc.	180	6,273
GATX Corp.	175	8,365
Genco Shipping & Trading Ltd.	100	3,178
[1]GenCorp, Inc.	100	1,384
[1]General Cable Corp.	126	6,732
General Dynamics Corp.	861	65,780
General Electric Co.	25,197	890,966
[1]Genesee & Wyoming, Inc.	75	1,996
[1]Genlyte Group, Inc.	40	2,822
Genuine Parts Co.	429	21,021
[1]Geo Group, Inc.	62	2,810
[1]Global Cash Access Holdings, Inc.	100	1,669
Global Payments, Inc.	236	8,038
[1]Goodman Global, Inc.	100	1,762
Goodrich Corp.	261	13,436
Graco, Inc.	190	7,440
Granite Construction, Inc.	77	4,255
[1]Griffon Corp.	100	2,475
H&R Block, Inc.	740	15,570
Harsco Corp.	180	8,075
[1]Headwaters, Inc.	50	1,093
Healthcare Services Group	100	2,865
Heartland Express, Inc.	120	1,906
[1]Heidrick & Struggles International, Inc.	100	4,845
Herman Miller, Inc.	148	4,957
[1]Hewitt Associates, Inc.	243	7,103
[1]Hexcel Corp.	236	4,685

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Industrials - (continued)
Honeywell International, Inc.	1,881	$86,639
Horizon Lines, Inc.	100	3,282
1HUB Group, Inc.	158	4,580
Hubbell, Inc.	116	5,596
[1]Huron Consulting Group, Inc.	33	2,008
[1]Iconix Brand Group, Inc.	100	2,040
IDEX Corp.	119	6,055
1II-VI, Inc.	100	3,385
Illinois Tool Works, Inc.	1,185	61,146
[1]Infrasource Services, Inc.	100	3,053
Ingersoll-Rand Co. Ltd.	748	32,441
[1]Insituform Technologies, Inc.	100	2,079
[1]Intermec, Inc.	100	2,234
[1]Iron Mountain, Inc.	382	9,982
1ITT Educational Services, Inc.	113	9,208
ITT Industries, Inc.	404	24,369
[1]Jacobs Engineering Group, Inc.	258	12,036
JB Hunt Transport Services, Inc.	275	7,216
[1]JetBlue Airways Corp.	350	4,029
John H. Harland Co.	50	2,562
Joy Global, Inc.	327	14,028
1K&F Industries Holdings, Inc.	100	2,693
[1]Kansas City Southern	200	7,116
Kaydon Corp.	70	2,979
Kelly Services, Inc.	100	3,220
[1]Kenexa Corp.	100	3,113
Kennametal, Inc.	89	6,017
[1]Kirby Corp.	80	2,798
Knight Transportation, Inc.	80	1,426
[1]Korn	80	1,835
L-3 Communications Holdings, Inc.	288	25,191
[1]Labor Ready, Inc.	70	1,329
Laidlaw International, Inc.	130	4,498
Landstar System, Inc.	158	7,243
[1]Laureate Education, Inc.	150	8,846
Lennox International, Inc.	200	7,140
Lincoln Electric Holdings, Inc.	60	3,574
Lockheed Martin Corp.	871	84,504
Macquarie Infrastructure Co. Trust	100	3,930
Manitowoc Co., Inc.	146	9,275
Manpower, Inc.	200	14,754
Masco Corp.	958	26,249
Mastercard, Inc.	164	17,423
1McDermott International, Inc.	287	14,057
McGrath RentCorp	100	3,167
[1]Middleby Corp.	15	1,978
[1]Mobile Mini, Inc.	81	2,169
Molex, Inc.	180	4,480
MoneyGram International, Inc.	210	5,830
[1]Monster Worldwide, Inc.	346	16,390
[1]Moog, Inc.	70	2,916
MSC Industrial Direct Co.	124	5,788
Mueller Industries, Inc.	60	1,806
NACCO Industries, Inc.	21	2,886
[1]Navigant Consulting, Inc.	70	1,383
1NCI Building Systems, Inc.	40	1,910
Nordson Corp.	50	2,323
Norfolk Southern Corp.	1,000	50,600
Northrop Grumman Corp.	796	59,079
[1]Old Dominion Freight Line	60	1,729
[1]Orbital Sciences Corp.	261	4,891
Oshkosh Truck Corp.	235	12,455
Overseas Shipholding Group	85	5,321
PACCAR, Inc.	572	41,985
Pacer International, Inc.	70	1,886
Pall Corp.	350	13,300
Parker Hannifin Corp.	274	23,649
[1]Paxar Corp.	100	2,870
Pentair, Inc.	189	5,889
[1]Perini Corp.	100	3,686
1PHH Corp.	170	5,195
Pitney Bowes, Inc.	577	26,190
Precision Castparts Corp.	311	32,360
[1]Quanta Services, Inc.	320	8,070
Raytheon Co.	1,150	60,329
1RBC Bearings, Inc.	100	3,343
Regal-Beloit Corp.	60	2,783
Reliance Steel & Aluminum Co.	124	6,002
[1]Republic Airways Holdings, Inc.	100	2,296
Republic Services, Inc.	458	12,728
[1]Resources Connection, Inc.	160	5,118
Reynolds American, Inc.	408	25,463
Robbins & Myers, Inc.	100	3,729
Robert Half International, Inc.	429	15,877
[1]Rockwell Automation, Inc.	381	22,810
Rockwell Collins, Inc.	412	27,575
Rollins, Inc.	100	2,301
RR Donnelley & Sons Co.	548	20,051
Ryder System, Inc.	131	6,464
Sabre Holdings Corp.	302	9,891
ServiceMaster Co.	640	9,850
[1]Shaw Group, Inc.	181	5,660
Simpson Manufacturing Co., Inc.	60	1,850
SkyWest, Inc.	142	3,810

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Industrials - (continued)
Sotheby’s Holdings	180	$8,006
Southwest Airlines Co.	1,996	29,341
SPX Corp.	142	9,968
Steelcase, Inc.	130	2,586
[1]Stericycle, Inc.	91	7,417
Strayer Education, Inc.	20	2,500
[1]SunPower Corp.	100	4,550
[1]Superior Essex, Inc.	100	3,467
[1]Swift Transportation Co., Inc.	70	2,181
Teleflex, Inc.	86	5,854
[1]TeleTech Holdings, Inc.	109	3,999
[1]Terex Corp.	304	21,815
[1]Tetra Tech, Inc.	100	1,906
Textron, Inc.	279	25,054
[1]Thomas & Betts Corp.	170	8,299
Timken Co.	190	5,759
Total System Services, Inc.	70	2,230
Tredegar Corp.	100	2,279
Trinity Industries, Inc.	162	6,791
Triumph Group, Inc.	45	2,490
Tyco International Ltd.	4,942	155,920
1UAL Corp.	316	12,062
Union Pacific Corp.	621	63,063
United Parcel Service, Inc.	1,615	113,212
[1]United Stationers, Inc.	100	5,992
United Technologies Corp.	2,300	149,500
Universal Forest Products, Inc.	40	1,982
[1]Universal Technical Institute, Inc.	100	2,308
1URS Corp.	160	6,814
1US Airways Group, Inc.	120	5,458
1USG Corp.	156	7,282
UTi Worldwide, Inc.	184	4,523
[1]Valassis Communications, Inc.	60	1,031
Valmont Industries, Inc.	68	3,932
Viad Corp.	57	2,200
[1]VistaPrint Ltd.	126	4,826
[1]Washington Group International, Inc.	72	4,782
[1]Waste Connections, Inc.	130	3,892
Waste Management, Inc.	1,326	45,628
Watsco, Inc.	40	2,043
Watson Wyatt Worldwide, Inc.	70	3,406
Watts Water Technologies, Inc.	91	3,461
Weight Watchers International, Inc.	109	5,024
Werner Enterprises, Inc.	80	1,454
Woodward Governor Co.	60	2,470
World Fuel Services Corp.	40	1,850
[1]Wright Express Corp.	110	3,336
WW Grainger, Inc.	174	13,440
1YRC Worldwide, Inc.	136	5,470

Total Industrials		4,568,951

Information Technology - 14.4%
[1]3Com Corp.	1,050	4,106
Accenture Ltd.	1,417	54,611
[1]Activision, Inc.	635	12,027
Acxiom Corp.	200	4,278
1ADC Telecommunications, Inc.	298	4,989
[1]Adobe Systems, Inc.	1,414	58,964
Adtran, Inc.	180	4,383
[1]Advanced Energy Industries, Inc.	100	2,104
[1]Advanced Micro Devices, Inc.	1,252	16,351
[1]Advent Software, Inc.	100	3,487
[1]Affiliated Computer Services, Inc.	272	16,015
[1]Agere Systems, Inc.	362	8,188
[1]Agilent Technologies, Inc.	1,016	34,229
Agilysys, Inc.	100	2,247
[1]Akamai Technologies, Inc.	291	14,527
[1]Allscripts Healthcare Solutions, Inc.	100	2,681
[1]Altera Corp.	893	17,851
[1]Altiris, Inc.	100	3,291
[1]American Reprographics Co.	104	3,202
1AMIS Holdings, Inc.	200	2,190
[1]Amkor Technology, Inc.	336	4,193
Amphenol Corp.	208	13,431
Analog Devices, Inc.	798	27,523
Analogic Corp.	37	2,327
[1]Andrew Corp.	390	4,130
[1]Anixter International, Inc.	81	5,341
[1]Ansys, Inc.	150	7,616
[1]Apple Computer, Inc.	2,062	191,580
Applied Materials, Inc.	3,346	61,299
[1]Applied Micro Circuits Corp.	550	2,008
[1]Ariba, Inc.	200	1,880
[1]Arris Group, Inc.	250	3,520
[1]Arrow Electronics, Inc.	330	12,458
[1]Atheros Communications, Inc.	98	2,345
[1]Atmel Corp.	950	4,779
1ATMI, Inc.	70	2,140
[1]Autodesk, Inc.	585	21,996
Automatic Data Processing, Inc.	1,377	66,647
[1]Avaya, Inc.	1,067	12,601
[1]Avid Technology, Inc.	150	5,232
[1]Avnet, Inc.	360	13,010
[1]Avocent Corp.	70	1,888
AVX Corp.	110	1,672
[1]Axcelis Technologies, Inc.	400	3,056

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Information Technology - (continued)
1BEA Systems, Inc.	880	$10,199
[1]BearingPoint, Inc.	540	4,136
[1]Benchmark Electronics, Inc.	190	3,925
Black Box Corp.	30	1,096
Blackbaud, Inc.	94	2,295
[1]Blackboard, Inc.	100	3,363
1BMC Software, Inc.	540	16,627
[1]Broadcom Corp.	1,137	36,464
[1]Brocade Communications Systems, Inc.	1,195	11,376
[1]Brooks Automation, Inc.	130	2,230
CA, Inc.	1,043	27,024
[1]Cabot Microelectronics Corp.	100	3,351
1CACI International, Inc.	65	3,046
[1]Cadence Design Systems, Inc.	638	13,436
[1]Cerner Corp.	127	6,915
[1]Checkpoint Systems, Inc.	60	1,420
[1]Ciena Corp.	174	4,863
[1]Cirrus Logic, Inc.	300	2,298
[1]Cisco Systems, Inc.	14,826	378,508
[1]Citrix Systems, Inc.	470	15,054
1CMGI, Inc.	1,500	3,180
1CNET Networks, Inc.	380	3,310
[1]Cogent Communications Group, Inc.	100	2,363
Cognex Corp.	70	1,517
[1]Cognizant Technology Solutions Corp.	344	30,365
[1]Coherent, Inc.	60	1,904
[1]CommScope, Inc.	180	7,722
[1]Computer Sciences Corp.	404	21,061
[1]Compuware Corp.	892	8,465
[1]Comtech Telecommunications Corp.	62	2,401
[1]Conexant Systems, Inc.	660	1,089
[1]Corning, Inc.	3,832	87,140
[1]Covansys Corp.	100	2,468
[1]Cree, Inc.	190	3,127
[1]Cymer, Inc.	150	6,233
[1]Cypress Semiconductor Corp.	347	6,437
Daktronics, Inc.	100	2,744
[1]DealerTrack Holdings, Inc.	100	3,072
[1]Dell, Inc.	4,958	115,075
[1]Dendrite International, Inc.	100	1,566
Diebold, Inc.	155	7,395
[1]Digital River, Inc.	89	4,917
[1]Diodes, Inc.	96	3,346
1DSP Group, Inc.	100	1,900
[1]Earthlink, Inc.	190	1,397
[1]eBay, Inc.	2,775	91,991
[1]Eclipsys Corp.	80	1,542
[1]Electro Scientific Industries, Inc.	100	1,924
[1]Electronic Arts, Inc.	754	37,971
Electronic Data Systems Corp.	1,213	33,576
[1]Electronics For Imaging, Inc.	170	3,987
1EMC Corp.	5,332	73,848
[1]Emulex Corp.	200	3,658
[1]Entegris, Inc.	190	2,033
[1]Epicor Software Corp.	100	1,391
[1]Equinix, Inc.	40	3,425
1F5 Networks, Inc.	108	7,201
Fair Isaac Corp.	178	6,885
[1]Fairchild Semiconductor International, Inc.	270	4,514
1FEI Co.	100	3,606
[1]Finisar Corp.	792	2,772
First Data Corp.	1,884	50,680
[1]Flextronics International Ltd.	1,428	15,622
[1]Flir Systems, Inc.	190	6,777
[1]FormFactor, Inc.	160	7,160
[1]Foundry Networks, Inc.	319	4,329
[1]Gartner, Inc.	110	2,635
[1]Global Imaging Systems, Inc.	100	1,950
[1]Google, Inc.	542	248,323
[1]Greatbatch, Inc.	100	2,550
[1]Harmonic, Inc.	300	2,946
Harris Corp.	295	15,030
Hewlett-Packard Co.	6,742	270,624
[1]Hutchinson Technology, Inc.	100	2,335
[1]Hyperion Solutions Corp.	133	6,893
1IAC	467	17,611
1IHS, Inc.	161	6,619
IKON Office Solutions, Inc.	310	4,455
Imation Corp.	100	4,038
[1]Informatica Corp.	120	1,612
[1]InfoSpace, Inc.	50	1,284
[1]Ingram Micro, Inc.	360	6,952
[1]Integrated Device Technology, Inc.	504	7,772
Intel Corp.	14,082	269,389
[1]InterDigital Communications Corp.	114	3,610
[1]Internap Network Services Corp.	100	1,575
International Business Machines Corp.	3,653	344,332
[1]International Rectifier Corp.	180	6,878
Intersil Corp.	370	9,801
[1]Interwoven, Inc.	100	1,690
[1]Intuit, Inc.	772	21,122
1INVESTools, Inc.	100	1,390
[1]Itron, Inc.	40	2,602
[1]j2 Global Communications, Inc.	160	4,435

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Information Technology - (continued)
Jabil Circuit, Inc.	408	$8,735
Jack Henry & Associates, Inc.	146	3,511
[1]Juniper Networks, Inc.	1,261	24,816
[1]Keane, Inc.	200	2,716
[1]Kemet Corp.	279	2,134
Kla-Tencor Corp.	523	27,886
[1]Knot, Inc.	100	2,153
[1]Komag, Inc.	40	1,309
[1]Kronos, Inc.	140	7,490
[1]Kulicke & Soffa Industries, Inc.	200	1,850
1L-1 Identity Solutions, Inc.	100	1,651
[1]Lam Research Corp.	392	18,557
[1]Lattice Semiconductor Corp.	300	1,755
[1]Lawson Software, Inc.	400	3,236
[1]Lexmark International, Inc.	206	12,043
Linear Technology Corp.	704	22,239
[1]Littelfuse, Inc.	83	3,370
1LSI Logic Corp.	939	9,803
[1]Manhattan Associates, Inc.	100	2,743
[1]Mantech International Corp.	100	3,341
[1]Marvell Technology Group Ltd.	1,088	18,289
Maxim Integrated Products, Inc.	787	23,138
1McAfee, Inc.	380	11,050
1MEMC Electronic Materials, Inc.	468	28,351
[1]Mentor Graphics Corp.	300	4,902
[1]Merge Technologies, Inc.	60	292
[1]Mettler Toledo International, Inc.	107	9,584
[1]Micrel, Inc.	208	2,292
Microchip Technology, Inc.	501	17,801
[1]Micron Technology, Inc.	1,791	21,635
[1]Micros Systems, Inc.	142	7,667
[1]Microsemi Corp.	180	3,746
Microsoft Corp.	21,554	600,710
[1]MicroStrategy, Inc.	20	2,528
1MKS Instruments, Inc.	133	3,394
Molex, Inc.	191	5,386
Motorola, Inc.	5,862	103,582
1MPS Group, Inc.	240	3,396
MTS Systems Corp.	100	3,884
National Instruments Corp.	170	4,459
National Semiconductor Corp.	799	19,288
1NAVTEQ Corp.	259	8,936
1NCR Corp.	485	23,168
[1]NetGear, Inc.	100	2,853
[1]Network Appliance, Inc.	871	31,809
[1]Newport Corp.	100	1,637
[1]Novell, Inc.	820	5,920
[1]Novellus Systems, Inc.	294	9,414
[1]Nuance Communications, Inc.	390	5,971
1NVIDIA Corp.	840	24,175
[1]Omnivision Technologies, Inc.	80	1,037
1ON Semiconductor Corp.	460	4,103
[1]Openwave Systems, Inc.	110	897
[1]Opsware, Inc.	233	1,689
[1]Oracle Corp.	10,098	183,077
[1]Palm, Inc.	220	3,989
[1]Parametric Technology Corp.	252	4,811
Paychex, Inc.	839	31,773
PerkinElmer, Inc.	337	8,162
[1]Perot Systems Corp.	220	3,931
[1]Photronics, Inc.	100	1,555
Plantronics, Inc.	60	1,417
[1]Plexus Corp.	70	1,201
1PMC - Sierra, Inc.	540	3,785
[1]Polycom, Inc.	230	7,666
[1]Powerwave Technologies, Inc.	130	740
[1]Progress Software Corp.	70	2,184
1QLogic Corp.	419	7,123
Qualcomm, Inc.	4,007	170,939
Quality Systems, Inc.	49	1,960
[1]Quest Software, Inc.	100	1,627
[1]Rackable Systems, Inc.	110	1,867
[1]Rambus, Inc.	196	4,165
[1]RealNetworks, Inc.	180	1,413
[1]Red Hat, Inc.	409	9,378
1RF Micro Devices, Inc.	470	2,928
[1]Rofin-Sinar Technologies, Inc.	60	3,551
[1]Rogers Corp.	56	2,484
Roper Industries, Inc.	266	14,598
[1]SafeNet, Inc.	50	1,415
[1]Salesforce.com, Inc.	214	9,163
[1]SanDisk Corp.	574	25,141
[1]Sanmina-SCI Corp.	1,020	3,692
[1]Sapient Corp.	300	2,058
[1]Scansource, Inc.	100	2,684
Seagate Technology	1,288	30,010
[1]Semtech Corp.	110	1,483
[1]Silicon Image, Inc.	200	1,632
[1]Silicon Laboratories, Inc.	150	4,488
1SiRFTechnology Holdings, Inc.	150	4,164
[1]Skyworks Solutions, Inc.	280	1,610
[1]Solectron Corp.	1,997	6,291
[1]Sonus Networks, Inc.	700	5,649
[1]Spansion, Inc.	100	1,219
1SPSS, Inc.	100	3,610
1SRA International, Inc.	50	1,218
[1]Standard Microsystems Corp.	100	3,054

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Information Technology - (continued)
[1]Sun Microsystems, Inc.	8,457	$50,827
[1]Sybase, Inc.	202	5,107
[1]Sycamore Networks, Inc.	360	1,346
1SYKES Enterprises, Inc.	100	1,824
[1]Symantec Corp.	2,217	38,354
[1]Synaptics, Inc.	100	2,558
[1]Synopsys, Inc.	329	8,630
Syntel, Inc.	100	3,465
[1]Take-Two Interactive Software, Inc.	190	3,827
Talx Corp.	45	1,491
[1]Tech Data Corp.	180	6,446
Technitrol, Inc.	100	2,619
[1]Tekelec	100	1,491
Tektronix, Inc.	185	5,210
[1]Teledyne Technologies, Inc.	50	1,872
[1]Tellabs, Inc.	893	8,841
[1]Teradyne, Inc.	410	6,781
[1]Tessera Technologies, Inc.	160	6,358
Texas Instruments, Inc.	3,586	107,939
[1]Thermo Electron Corp.	1,016	47,498
1THQ, Inc.	180	6,154
1TIBCO Software, Inc.	450	3,834
[1]Transaction Systems Architects, Inc.	60	1,943
[1]Trident Microsystems, Inc.	80	1,605
[1]Trimble Navigation Ltd.	284	7,623
[1]Triquint Semiconductor, Inc.	600	3,000
[1]Trizetto Group	100	2,001
[1]Ultimate Software Group, Inc.	100	2,619
[1]Unisys Corp.	774	6,525
United Online, Inc.	110	1,543
1UTStarcom, Inc.	180	1,492
[1]ValueClick, Inc.	212	5,540
[1]Varian Semiconductor Equipment Associates, Inc.	175	9,342
[1]Varian, Inc.	50	2,913
[1]Veeco Instruments, Inc.	100	1,950
[1]VeriFone Holdings, Inc.	160	5,877
[1]VeriSign, Inc.	610	15,323
[1]Viasat, Inc.	100	3,297
[1]Vignette Corp.	100	1,857
[1]Vishay Intertechnology, Inc.	510	7,130
[1]Waters Corp.	301	17,458
[1]WebEx Communications, Inc.	89	5,061
[1]Websense, Inc.	60	1,379
[1]Western Digital Corp.	503	8,455
[1]Wind River Systems, Inc.	110	1,093
[1]Witness Systems, Inc.	102	2,749
[1]Xerox Corp.	2,341	39,539
Xilinx, Inc.	788	20,275
[1]Yahoo!, Inc.	2,954	92,431
[1]Zebra Technologies Corp.	185	7,143
[1]Zoran Corp.	152	2,587

Total Information Technology		5,621,006

Materials - 3.7%
Air Products & Chemicals, Inc.	538	39,790
Airgas, Inc.	190	8,009
1AK Steel Holding Corp.	290	6,783
Albemarle Corp.	200	8,268
Alcoa, Inc.	2,103	71,292
Allegheny Technologies, Inc.	191	20,378
[1]Alpha Natural Resources, Inc.	158	2,470
AMCOL International Corp.	100	2,965
[1]Apex Silver Mines Ltd.	119	1,536
AptarGroup, Inc.	84	5,622
Arch Chemicals, Inc.	100	3,122
Arch Coal, Inc.	334	10,250
Ashland, Inc.	142	9,315
[1]Aventine Renewable Energy Holdings, Inc.	100	1,822
Ball Corp.	287	13,159
Bemis Co.	230	7,680
Bowater, Inc.	80	1,906
[1]Brush Engineered Materials, Inc.	100	4,847
Cabot Corp.	135	6,445
Cambrex Corp.	100	2,460
Carpenter Technology Corp.	54	6,521
Celanese Corp.	348	10,732
[1]Century Aluminum Co.	75	3,516
CF Industries Holdings, Inc.	121	4,665
Chaparral Steel Co.	118	6,864
Chemtura Corp.	654	7,148
Cleveland-Cliffs, Inc.	110	7,041
[1]Coeur d’Alene Mines Corp.	420	1,726
Commercial Metals Co.	320	10,032
Compass Minerals International, Inc.	80	2,672
Consol Energy, Inc.	475	18,587
[1]Crown Holdings, Inc.	387	9,466
Cytec Industries, Inc.	90	5,062
Dow Chemical Co.	2,316	106,212
Eagle Materials, Inc.	134	5,980
Eastman Chemical Co.	254	16,086
Ecolab, Inc.	465	19,995
EI Du Pont de Nemours & Co.	2,230	110,229
Ferro Corp.	100	2,161
Florida Rock Industries, Inc.	101	6,796
FMC Corp.	82	6,185
Foundation Coal Holdings, Inc.	150	5,151

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Materials - (continued)
Freeport-McMoRan Copper & Gold, Inc.	937	$62,017
Georgia Gulf Corp.	50	811
Gibraltar Industries, Inc.	100	2,262
[1]GrafTech International Ltd.	300	2,724
Greif, Inc.	48	5,333
HB Fuller Co.	140	3,818
[1]Hecla Mining Co.	300	2,718
[1]Hercules, Inc.	260	5,080
[1]Huntsman Corp.	238	4,543
[1]International Coal Group, Inc.	400	2,100
International Flavors & Fragrances, Inc.	195	9,208
International Paper Co.	1,067	38,839
[1]Jarden Corp.	160	6,128
Longview Fibre Co.	135	3,325
Louisiana-Pacific Corp.	230	4,614
Lubrizol Corp.	175	9,018
Lyondell Chemical Co.	540	16,184
MacDermid, Inc.	99	3,452
Martin Marietta Materials, Inc.	97	13,114
Massey Energy Co.	161	3,862
MeadWestvaco Corp.	405	12,490
Metal Management, Inc.	100	4,620
Minerals Technologies, Inc.	40	2,486
Monsanto Co.	1,307	71,833
[1]Mosaic Co.	360	9,598
Neenah Paper, Inc.	100	3,974
NewMarket Corp.	60	2,440
Newmont Mining Corp.	1,166	48,960
Nucor Corp.	773	50,345
Olin Corp.	110	1,863
1OM Group, Inc.	106	4,736
[1]Owens-Illinois, Inc.	357	9,200
P.H. Glatfelter	100	1,491
Packaging Corp. of America	226	5,514
[1]Pactiv Corp.	326	10,999
Peabody Energy Corp.	709	28,530
[1]PolyOne Corp.	300	1,830
Potlatch Corp.	81	3,708
PPG Industries, Inc.	401	28,194
Praxair, Inc.	805	50,683
Quanex Corp.	145	6,141
Rayonier, Inc.	200	8,600
Rock-Tenn Co.	100	3,320
[1]Rockwood Holdings, Inc.	100	2,768
Rohm & Haas Co.	392	20,274
Royal Gold, Inc.	100	3,010
RPM International, Inc.	274	6,329
1RTI International Metals, Inc.	40	3,640
Ryerson, Inc.	100	3,962
Schnitzer Steel Industries, Inc.	100	4,017
Schulman (A.), Inc.	100	2,356
Scotts Miracle-Gro Co.	106	4,667
Sealed Air Corp.	382	12,071
Sigma-Aldrich Corp.	294	12,207
Silgan Holdings, Inc.	40	2,044
[1]Smurfit-Stone Container Corp.	638	7,184
Sonoco Products Co.	230	8,643
Spartech Corp.	86	2,523
Steel Dynamics, Inc.	218	9,418
[1]Stillwater Mining Co.	100	1,269
[1]Symyx Technologies	60	1,063
Temple-Inland, Inc.	259	15,473
Texas Industries, Inc.	63	4,758
[1]Titanium Metals Corp.	207	7,427
UAP Holding Corp.	159	4,110
United States Steel Corp.	291	28,858
1USEC, Inc.	130	2,113
Valspar Corp.	258	7,180
Vulcan Materials Co.	233	27,140
Wausau Paper Corp.	100	1,436
Westlake Chemical Corp.	100	2,715
Weyerhaeuser Co.	535	39,986
Worthington Industries, Inc.	100	2,058
1WR Grace & Co.	205	5,416
[1]Zoltek Cos, Inc.	100	3,493

Total Materials		1,431,259

Telecommunication Services - 3.5%
Alaska Communications Systems Group, Inc.	100	1,475
Alltel Corp.	908	56,296
[1]American Tower Corp.	1,062	41,365
AT&T, Inc.	15,280	602,490
[1]Cbeyond, Inc.	100	2,933
CenturyTel, Inc.	240	10,846
[1]Cincinnati Bell, Inc.	440	2,068
Citizens Communications Co.	798	11,930
[1]Crown Castle International Corp.	581	18,668
[1]Dobson Communications Corp.	390	3,350
Embarq Corp.	342	19,272
Fairpoint Communications, Inc.	100	1,921
[1]General Communication, Inc.	100	1,400
1IDT Corp.	230	2,594
1IDT Corp., Class B	200	2,270
[1]iPCS, Inc.	45	2,205
1JDS Uniphase Corp.	497	7,569
[1]Leap Wireless International, Inc.	103	6,796
[1]Level 3 Communications, Inc.	2,754	16,799

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Telecommunication Services - (continued)
[1]Liberty Global, Inc.	509	$16,761
[1]NeuStar, Inc.	146	4,152
1NII Holdings, Inc.	317	23,515
[1]Premiere Global Services, Inc.	200	2,244
[1]Qwest Communications International, Inc.	3,831	34,441
1RCN Corp.	70	1,789
1SAVVIS, Inc.	100	4,788
1SBA Communications Corp.	190	5,615
Sprint Nextel Corp.	6,735	127,696
Telephone & Data Systems, Inc.	123	7,333
Telephone & Data Systems, Inc. (Special Shares)	100	5,590
[1]Time Warner Telecom, Inc.	313	6,501
1US Cellular Corp.	30	2,204
Verizon Communications, Inc.	7,180	272,266
[1]Vonage Holdings Corp.	200	690
[1]Windstream Corp.	1,225	17,995

Total Telecommunication Services		1,345,827

Utilities - 4.2%
1AES Corp.	1,557	33,507
AGL Resources, Inc.	191	8,160
[1]Allegheny Energy, Inc.	455	22,359
Allete, Inc.	50	2,331
Alliant Energy Corp.	327	14,656
Ameren Corp.	544	27,363
American Electric Power Co., Inc.	959	46,751
American States Water Co.	100	3,687
Aqua America, Inc.	294	6,600
[1]Aquila, Inc.	1,070	4,473
Atmos Energy Corp.	219	6,850
Avista Corp.	130	3,150
Black Hills Corp.	50	1,839
California Water Service Group	100	3,832
CenterPoint Energy, Inc.	671	12,038
CH Energy Group, Inc.	70	3,408
Cleco Corp.	100	2,583
CMS Energy Corp.	510	9,078
Consolidated Edison, Inc.	636	32,474
Constellation Energy Group, Inc.	441	38,345
Dominion Resources, Inc.	897	79,627
DPL, Inc.	280	8,705
DTE Energy Co.	407	19,495
Duke Energy Corp.	3,023	61,337
Duquesne Light Holdings, Inc.	140	2,771
[1]Dynegy, Inc.	1,171	10,843
Edison International	802	39,402
1El Paso Electric Co.	90	2,372
Empire District Electric Co.	150	3,720
[1]Enbridge Energy Management LLC	85	4,591
Energen Corp.	180	9,160
Energy East Corp.	402	9,793
Entergy Corp.	503	52,775
Exelon Corp.	1,646	113,097
FirstEnergy Corp.	749	49,614
FPL Group, Inc.	905	55,359
Great Plains Energy, Inc.	176	5,711
Hawaiian Electric Industries, Inc.	219	5,692
IDACORP, Inc.	90	3,046
Integrys Energy Group, Inc.	162	8,993
ITC Holdings Corp.	100	4,329
KeySpan Corp.	459	18,888
[1]Kinder Morgan Management LLC	126	6,456
Laclede Group, Inc.	120	3,730
MDU Resources Group, Inc.	412	11,841
MGE Energy, Inc.	100	3,546
[1]Mirant Corp.	620	25,085
Mueller Water Products, Inc.	143	1,915
[1]Nalco Holding Co.	310	7,409
National Fuel Gas Co.	213	9,214
New Jersey Resources Corp.	60	3,003
Nicor, Inc.	169	8,183
NiSource, Inc.	682	16,668
Northeast Utilities	390	12,780
Northwest Natural Gas Co.	90	4,110
NorthWestern Corp.	70	2,480
1NRG Energy, Inc.	272	19,595
NSTAR	220	7,726
OGE Energy Corp.	230	8,924
Oneok, Inc.	300	13,500
Ormat Technologies, Inc.	100	4,196
Otter Tail Corp.	90	3,082
Pepco Holdings, Inc.	467	13,552
[1]Petrohawk Energy Corp.	424	5,584
PG&E Corp.	855	41,271
Piedmont Natural Gas Co.	219	5,777
Pinnacle West Capital Corp.	290	13,992
PNM Resources, Inc.	184	5,942
Portland General Electric Co.	100	2,919
PPL Corp.	925	37,832
Progress Energy, Inc.	587	29,607
Public Service Enterprise Group, Inc.	614	50,986

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Utilities - (continued)
Puget Energy, Inc.	255	$6,547
Questar Corp.	215	19,179
[1]Reliant Energy, Inc.	774	15,727
SCANA Corp.	310	13,382
Sempra Energy	572	34,897
[1]Sierra Pacific Resources	503	8,741
SJW Corp.	100	4,047
South Jersey Industries, Inc.	90	3,424
Southern Co.	1,868	68,461
Southern Union Co.	236	7,171
Southwest Gas Corp.	100	3,886
[1]Southwestern Energy Co.	421	17,252
Spectra Energy Corp.	1,500	39,404
TECO Energy, Inc.	463	7,967
TXU Corp.	1,058	67,817
UGI Corp.	251	6,703
UIL Holdings Corp.	100	3,469
Unisource Energy Corp.	60	2,252
Vectren Corp.	214	6,120
Westar Energy, Inc.	237	6,521
WGL Holdings, Inc.	100	3,197
Wisconsin Energy Corp.	343	16,641
Xcel Energy, Inc.	964	23,800

Total Utilities		1,620,314

Total Common Stocks - (Identified Cost $35,149,095)		38,375,467

Mutual Fund - 1.1%
AIM Prime Fund (At Net Asset Value)	437,846	437,846

	Par Amount
U.S. Treasury – 0.2%
[3] United States Treasury Bill, 4.940%, 6/7/2007 (At Amortized Cost)	$100,000	99,081

Total Investments – 99.8% (Identified Cost $35,686,022)		38,912,394

Other Assets & Liabilities - Net – 0.2%		68,230

Total Net Assets – 100.0%		$38,980,624

[1]	Non-income producing security.

[2]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corporation with a cost basis of $50,877 at March 31, 2007.

[3]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

[4]

At March 31, 2007, the cost of investments for federal tax purposes was $35,686,022. The net unrealized appreciation of investments for federal tax purposes was $3,226,372. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,088,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $862,422.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

At March 31, 2007, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S & P Mini 500 Index Futures	4	$286,240	June 2007	$2,360
Russell 2000 E Mini Index Futures	2	$161,600	June 2007	$2,760

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The following acronym is used throughout this portfolio:

REIT: Real Estate Investment Trust

AARP Portfolios

International Stock Market Portfolio

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 96.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	6,147	$55,660
BBA Aviation PLC	714	3,949
Cobham PLC	2,040	8,433
European Aeronautic Defence and Space Co. NV	622	19,316
Finmeccanica SpA	520	15,654
Gamesa Corp. Tecnologica SA	360	13,048
Meggitt PLC	736	4,325
[1]Rolls-Royce Group PLC	3,254	31,658
Safran SA	250	6,109
Singapore Technologies Engineering Ltd.	3,000	6,564
Thales SA	189	10,985
Zodiac SA	70	5,044

Total		180,745

Air Freight & Couriers - 0.5%
[1]Deutsche Post AG	1,395	42,276
Symbion Health Ltd.	1,284	3,777
TNT NV	778	35,720
Toll Holdings Ltd.	945	15,700
Yamato Holdings Co. Ltd.	1,000	16,161

Total		113,634

Airlines - 0.3%
Air France-KLM	200	9,134
All Nippon Airways Co. Ltd.	1,000	3,938
[1]British Airways PLC	1,072	10,256
Cathay Pacific Airways Ltd.	2,000	5,042
Deutsche Lufthansa AG	410	11,148
Iberia Lineas Aereas de Espana SA	811	4,328
[1]Japan Airlines Corp.	2,000	4,168
Qantas Airways Ltd.	1,889	8,037
[1]Singapore Airlines Ltd.	1,000	10,939

Total		66,990

Auto Components - 0.7%
Aisin Seiki Co. Ltd.	300	10,539
Bridgestone Corp.	1,000	20,032
Compagnie Generale des Etablissements Michelin	258	28,525
Continental AG	221	28,599
Denso Corp.	900	33,530
GKN PLC	1,240	9,312
NOK Corp.	200	3,411
Nokian Renkaat OYJ	180	4,935
Stanley Electric Co. Ltd.	300	6,112
Sumitomo Rubber Industries, Inc.	300	3,294
Toyota Industries Corp.	300	14,239
Trelleborg AB	200	5,197
Valeo SA	130	7,634

Total		175,359

Automobiles - 3.0%
DaimlerChrysler AG	1,604	131,715
[1]Fiat SpA	933	23,546
Honda Motor Co. Ltd.	2,800	97,886
Nissan Motor Co. Ltd.	3,800	40,824
Peugeot SA	250	17,640
Renault SA	317	37,117
Toyota Motor Corp.	5,200	333,943
Volkswagen AG	370	55,669
Yamaha Motor Co. Ltd.	300	8,421

Total		746,761

Banks - 16.4%
77 Bank Ltd.	1,000	6,541
ABN AMRO Holding NV	3,267	140,778
Allied Irish Banks PLC	1,624	48,217
Alpha Bank AE	714	22,631
Australia & New Zealand Banking Group Ltd.	3,271	78,729
Intesa Sanpaolo SpA	12,284	93,397
Banca Intesa SpA (Certificates.-participating cumulative)	2,167	16,230
Banca Monte dei Paschi di Siena SpA	1,680	10,538
Banca Popolare di Milano SCRL	680	10,540
Banca Popolare di Verona e Novara SCRL	610	18,968
Banche Popolari Unite SCPA	580	17,182
Banco Bilbao Vizcaya Argentaria SA	6,236	153,290
Banco Comercial Portugues SA	4,002	14,505
Banco Espirito Santo SA	338	6,460
Banco Popular Espanol SA	1,530	31,594
Banco Santander Central Hispano SA	10,644	190,183
Bank of East Asia Ltd.	3,442	20,021
Bank of Fukuoka Ltd.	1,000	8,089
Bank of Ireland	1,756	37,928
Bank of Kyoto Ltd.	1,000	11,509
Bank of Yokohama Ltd.	2,000	14,953
Barclays PLC	11,611	164,789
BNP Paribas	1,477	154,452
BOC Hong Kong Holdings Ltd.	5,500	13,332
Capitalia SpA	2,979	26,953
Chiba Bank Ltd.	1,000	8,846
Commerzbank AG	1,072	47,484
Commonwealth Bank of Australia	2,351	95,758
Credit Agricole SA	1,249	48,759
Credit Suisse Group	2,058	147,994
Danske Bank A/S	810	37,726

1

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
DBS Group Holdings Ltd.	2,000	$28,205
Depfa Bank PLC	530	9,477
Deutsche Bank AG	928	125,153
Deutsche Postbank AG	148	12,919
Dexia SA	1,112	33,224
DnB NOR ASA	1,200	16,939
EFG Eurobank Ergasias SA	420	17,188
Erste Bank der Oesterreichischen Sparkassen AG	304	23,703
Gunma Bank Ltd.	1,000	7,102
Hang Seng Bank Ltd.	1,300	18,467
HBOS PLC	6,750	139,115
HSBC Holdings PLC	20,859	365,228
Investec PLC	865	11,204
Joyo Bank Ltd.	1,000	6,260
[1]Jyske Bank	93	7,495
KBC Groep NV	324	40,346
Lloyds TSB Group PLC	9,945	109,627
Macquarie Bank Ltd.	416	27,897
Mediobanca SpA	880	19,619
Mitsubishi UFJ Financial Group, Inc.	15	169,693
Mizuho Financial Group, Inc.	17	109,752
National Australia Bank Ltd.	2,866	93,833
National Bank of Greece SA	729	38,706
Nishi-Nippon City Bank Ltd.	1,000	4,449
Nordea Bank AB	3,560	56,828
OKO Bank PLC	200	3,413
Oversea-Chinese Banking Corp.	4,000	23,724
Piraeus Bank SA	500	17,386
Raiffeisen International Bank Holding AG	73	10,288
Resona Holdings, Inc.	8	21,571
Royal Bank of Scotland Group PLC	5,647	220,538
Sapporo Hokuyo Holdings, Inc.	1	10,037
Shinsei Bank Ltd.	3,000	14,418
Shizuoka Bank Ltd.	1,000	10,675
Skandinaviska Enskilda Banken AB	910	29,118
Societe Generale	659	114,020
Sumitomo Mitsui Financial Group, Inc.	12	109,216
Suncorp-Metway Ltd.	975	16,435
Svenska Handelsbanken	850	25,251
Sydbank A/S	140	7,538
UniCredito Italiano SpA	14,013	133,530
United Overseas Bank Ltd.	2,000	27,678
[1]Westpac Banking Corp.	3,220	68,760
Wing Hang Bank Ltd.	500	6,111

Total		4,060,512

Beverages - 1.4%
Asahi Breweries Ltd.	600	9,646
C&C Group PLC	705	10,720
Carlsberg A/S	80	8,716
Coca-Cola Amatil Ltd.	1,415	10,091
Diageo PLC	4,848	98,246
Foster’s Group Ltd.	3,758	20,861
Fraser and Neave Ltd.	1,000	3,361
Heineken NV	443	23,201
InBev NV	310	22,409
Ito En Ltd.	100	3,266
Kirin Brewery Co. Ltd.	1,000	14,477
Lion Nathan Ltd.	498	3,568
Orkla ASA	320	22,559
Pernod-Ricard SA	183	37,157
SABMiller PLC	1,638	35,951
Sapporo Holdings Ltd.	1,000	7,051
Scottish & Newcastle PLC	1,457	17,251
Takara Holdings, Inc.	1,000	7,077

Total		355,608

Building Products - 0.6%
Asahi Glass Co. Ltd.	2,000	28,223
Assa Abloy AB	480	11,029
Cie de Saint-Gobain	557	54,507
Geberit AG	10	15,421
JS Group Corp.	400	8,693
Kingspan Group PLC	232	6,159
Nippon Sheet Glass Co. Ltd.	2,000	10,513
Nobia AB	100	4,095
TOTO Ltd.	1,000	10,045
Uponor Oyj	100	3,539
Wienerberger AG	130	8,128

Total		160,352

Chemicals - 2.6%
Air Liquide	218	53,209
Akzo Nobel NV	498	37,864
Asahi Kasei Corp.	2,000	14,596
BASF AG	874	98,514
Bayer AG	1,285	82,216
Ciba Specialty Chemicals AG	140	9,242
[1]Clariant AG	370	6,362
Daicel Chemicals, Inds.	1,000	6,847
Dainippon Ink and Chemicals, Inc.	2,000	7,962
Denki Kagaku Kogyo K K	1,000	4,695
Givaudan SA	13	12,050
Imperial Chemical Industries PLC	2,127	20,935
JSR Corp.	300	6,941
Kaneka Corp.	1,000	9,561
Koninklijke DSM NV	220	9,868
Kuraray Co. Ltd.	1,000	10,828
Lonza Group AG	80	7,706

2

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Mitsubishi Chemical Holdings Corp.	2,000	$17,063
Mitsubishi Gas Chemical Co., Inc.	1,000	9,612
Mitsubishi Rayon Co. Ltd.	1,000	6,677
Mitsui Chemicals, Inc.	1,000	8,761
Novozymes A	110	9,852
Orica Ltd.	526	10,806
Shin-Etsu Chemical Co. Ltd.	700	42,810
Showa Denko KK	2,000	7,536
Solvay SA	117	18,001
Sumitomo Bakelite Co. Ltd.	1,000	7,247
Sumitomo Chemical Co. Ltd.	3,000	22,711
[1]Syngenta AG	181	34,704
Taiyo Nippon Sanso Corp.	1,000	9,050
Teijin Ltd.	1,000	5,656
Toray Industries, Inc.	3,000	21,741
Tosoh Corp.	1,000	5,163
Ube Industries Ltd.	1,000	3,181
Yara International ASA	350	9,659

Total		649,626

Commercial Services & Supplies - 1.1%
ABC Learning Centres Ltd.	611	3,605
Adecco SA	200	12,725
Aggreko PLC	492	4,920
Benesse Corp.	100	3,726
Buhrmann NV	293	3,950
Capita Group PLC	1,040	13,972
Cargotec Corp.	65	3,930
Dai Nippon Printing Co. Ltd.	1,000	15,770
De La Rue PLC	316	4,447
Downer EDI Ltd.	622	3,438
Group 4 Securicor PLC	1,830	7,240
Hakuhodo DY Holdings, Inc.	50	3,504
Hays PLC	2,550	7,868
[1]Invensys PLC	1,960	11,208
Michael Page International PLC	586	6,177
PagesJaunes Groupe SA	300	6,556
Randstad Holdings NV	100	7,765
Rentokil Initial PLC	2,870	9,209
Sandvik AB	1,726	30,641
Secom Co. Ltd.	400	18,611
Securitas AB	480	7,319
[1]Securitas Direct Ser B Npv	480	1,333
[1] Securitas Systems Ser B Npv	480	1,670
Serco Group PLC	802	7,262
SGS SA	10	11,966
Societe BIC SA	70	4,901
1TGS Nopec Geophysical Co. ASA	200	4,623
Toppan Printing Co. Ltd.	1,000	10,462
Vedior NV	290	6,446
WPP Group PLC	2,141	32,451

Total		267,695

Communications Equipment - 1.3%
Alcatel SA	4,043	47,637
GN Store Nord	390	5,530
Nokia OYJ	7,270	167,525
Telefonaktiebolaget LM Ericsson	26,950	99,158

Total		319,850

Computers & Peripherals - 0.4%
[1]Elpida Memory, Inc.	300	11,662
Fujitsu Ltd.	3,000	20,031
[1]Logitech International SA	240	6,680
Mitsumi Electric Co. Ltd.	100	3,317
NEC Corp.	4,000	21,503
Toshiba Corp.	5,000	33,471
Wincor Nixdorf AG	80	7,464

Total		104,128

Construction & Engineering - 1.1%
Acciona SA	50	10,843
Actividades de Construccion y Servicios SA (ACS)	430	26,137
Aker Kvaerner Nok2 (Post Subdivision)	285	6,424
[1]Alstom RGPT	188	24,427
Amec PLC	730	7,616
Balfour Beatty PLC	725	6,807
Bilfinger Berger AG	63	5,739
FLSmidth & Co. A	100	6,784
Fomento de Construcciones y Contratas SA	100	10,291
Grupo Ferrovial SA	100	10,131
Hochtief AG	100	10,151
[1]Husqvarna AB	450	7,425
Kajima Corp.	1,000	5,121
Kinden Corp.	1,000	8,991
Kurita Water Industries Ltd.	200	4,848
Leighton Holdings Ltd.	320	8,693
Nishimatsu Construction Co. Ltd.	1,000	3,241
Obayashi Corp.	1,000	6,464
SembCorp Industries Ltd.	3,000	10,083
Shimizu Corp.	1,000	6,150
Skanska AB	580	12,912
Taisei Corp.	1,000	3,717
Toda Corp.	1,000	4,797
Vinci SA	367	56,946
YIT OYJ	240	8,281

Total		273,019

Construction Materials - 0.9%
Biffa PLC	560	3,792

3

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Boral Ltd.	1,440	$9,616
Cimpor Cimentos de Portugal SGPS SA	466	3,914
CRH PLC	973	41,641
CSR Ltd.	1,990	5,499
Fletcher Building Ltd.	998	7,855
Hanson PLC	1,256	20,212
Holcim Ltd.	340	34,123
Imerys SA	70	6,506
Italcementi SpA	120	3,598
James Hardie Industries NV	800	5,420
Lafarge SA	270	42,498
Rinker Group Ltd.	1,596	23,346
Sumitomo Osaka Cement Co. Ltd.	2,000	6,022
Taiheiyo Cement Corp.	1,000	4,432
Titan Cement Co. SA	140	7,564

Total		226,038

Containers & Packaging - 0.1%
Amcor Ltd.	1,488	9,104
Rexam PLC	1,091	11,812
Toyo Seikan Kaisha Ltd.	300	6,061

Total		26,977

Distributors - 0.1%
D’ieteren SA	6	2,487
Li & Fung Ltd.	4,200	13,196

Total		15,683

Diversified Financials - 4.1%
3i Group PLC	839	18,761
Acom Co. Ltd.	100	4,261
Aeon Credit Service Co. Ltd.	100	1,689
Aiful Corp.	100	3,105
Amvescap PLC	1,337	14,738
Australian Stock Exchange Ltd.	250	8,914
Babcock & Brown International Property Ltd.	352	7,836
Banco BPI SA	511	4,442
Cattles PLC	801	6,457
Close Brothers Group PLC	280	5,583
[1]Collins Stewart PLC	574	2,876
Credit Saison Co. Ltd.	200	6,601
D. Carnegie & Co. AB	100	2,079
Daiwa Securities Group, Inc.	2,000	24,208
Deutsche Boerse AG	179	41,056
E*Trade Securities Co. Ltd.	3	3,828
Euronext NV	154	18,423
Experian Group Ltd.	1,781	20,527
Fortis NV	2,107	96,344
Groupe Bruxelles Lambert SA	128	14,994
Hokuhoku Financial Group, Inc.	2,000	6,907
Hong Kong Exchanges and Clearing Ltd.	2,000	19,453
Hypo Real Estate Holding AG	247	15,770
ICAP PLC	760	7,936
ING Groep NV	3,288	139,177
Jafco Co. Ltd.	100	5,546
Keppel Corp. Ltd.	1,000	12,521
London Stock Exchange Group PLC	362	8,921
Man Group PLC	3,256	35,571
Mediolanum SpA	660	5,358
Mitsubishi UFJ Securities Co.	1,000	11,449
Mitsui Trust Holdings, Inc.	1,000	9,884
Nikko Cordial Corp.	1,500	21,473
Nomura Holdings, Inc.	3,200	66,823
OMX AB	200	4,159
ORIX Corp.	160	41,781
Perpetual Ltd.	100	6,289
Promise Co. Ltd.	100	3,777
Provident Financial PLC	530	8,388
Schroders PLC	260	6,490
Shinko Securities Co. Ltd.	2,000	10,156
Singapore Exchange Ltd.	2,000	8,633
Sumitomo Trust & Banking Co. Ltd.	2,000	20,908
Swire Pacific Ltd.	1,500	16,826
Takefuji Corp.	200	8,047
[1]Tullett Prebon PLC	574	5,457
UBS AG	3,566	212,325

Total		1,026,747

Diversified Telecommunication Services - 3.4%
Belgacom SA	297	13,207
BT Group PLC	14,722	88,025
Deutsche Telekom AG	4,964	82,189
Elisa OYJ	280	8,122
France Telecom SA	2,964	78,369
[1]Hellenic Telecommunications Organization SA	560	15,338
[1]Hutchison Telecommunications International Ltd.	3,000	6,074
Mobistar SA	60	5,080
Nippon Telegraph & Telephone Corp.	9	47,693
PCCW Ltd.	6,000	3,601
Portugal Telecom SGPS SA	1,240	16,634
Royal KPN NV	3,472	54,143
Singapore Telecommunications Ltd.	13,300	28,748
Swisscom AG	30	10,867

4

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Tele2 AB	530	$8,688
Telecom Corp. of New Zealand Ltd.	4,905	16,600
Telecom Italia SpA	19,109	54,563
Telecom Italia SpA (RNC-Participating Cumulative)	10,152	25,132
Telefonica SA	7,921	174,794
Telekom Austria AG	630	15,764
Telenor ASA	1,300	23,098
TeliaSonera AB	3,670	31,656
Telstra Corp. Ltd.	4,899	18,501
Telstra Corp. Ltd. (Installment Receipts, Prepaid 3/31/08)	2,539	6,605

Total		833,491

Electric Utilities - 3.2%
Chubu Electric Power Co., Inc.	1,200	41,339
CLP Holdings Ltd.	3,000	21,961
Contact Energy Ltd.	489	3,222
E.ON AG	1,111	151,230
Electric Power Development Co.	300	15,132
Endesa SA	1,269	68,701
Enel SpA	7,797	83,526
Energias de Portugal SA	3,452	18,559
Hokkaido Electric Power Co., Inc.	400	10,650
HongKong Electric Holdings	2,000	10,264
Iberdrola SA	1,460	69,103
International Power PLC	2,598	20,277
Kansai Electric Power Co., Inc.	1,300	37,486
Kyushu Electric Power Co., Inc.	600	17,097
Public Power Corp.	280	6,860
Scottish & Southern Energy PLC	1,554	47,139
Scottish Power PLC	2,701	42,534
Solarworld AG	112	8,707
Terna SpA	2,170	8,068
Tohoku Electric Power Co., Inc.	700	17,803
Tokyo Electric Power Co., Inc.	2,100	71,986
Union Fenosa SA	201	10,852
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	100	4,488

Total		786,984

Electrical Equipment - 1.7%
ABB Ltd.	3,608	61,889
Bekaert SA	26	3,539
Fanuc Ltd.	300	27,993
Fuji Electric Holdings Co. Ltd.	2,000	9,306
Fujikura Ltd.	1,000	7,068
Furukawa Electric Co. Ltd.	1,000	6,124
Hitachi Cable Ltd.	1,000	5,708
Matsushita Electric Works Ltd.	1,000	11,492
Mitsubishi Electric Corp.	3,000	30,979
Nitto Denko Corp.	300	14,111
Schneider Electric SA	433	55,031
Siemens AG	1,504	160,956
Sumitomo Electric Industries Ltd.	1,300	19,815
Ushio, Inc.	200	3,870
[1]Vestas Wind Systems A/S	270	15,144

Total		433,025

Electronic Equipment & Instruments - 1.3%
Alps Electric Co. Ltd.	300	3,521
Anritsu Corp.	1,000	4,780
Barco NV	23	2,127
Citizen Watch Co. Ltd.	700	6,585
Cookson Group PLC	358	4,380
Dainippon Screen Manufacturing Co. Ltd.	1,000	7,579
Hirose Electric Co. Ltd.	100	12,053
Hitachi Chemical Co. Ltd.	200	4,712
Hitachi Ltd.	6,000	46,647
Hoya Corp.	700	23,281
Ibiden Co. Ltd.	200	10,394
Keyence Corp.	100	22,617
Kingboard Chemical Holdings Ltd.	2,000	8,395
Kyocera Corp.	300	28,350
Mabuchi Motor Co. Ltd.	100	6,201
Nidec Corp.	200	12,929
Nippon Electric Glass Co. Ltd.	1,500	26,347
Oki Electric Industry Co. Ltd.	1,000	1,931
Omron Corp.	400	10,786
Premier Farnell PLC	756	3,040
Rohm Co. Ltd.	200	18,186
Tandberg ASA	200	4,179
TDK Corp.	200	17,386
Venture Corp. Ltd.	1,000	9,621
Yaskawa Electric Corp.	1,000	11,840
Yokogawa Electric Corp.	300	4,609

Total		312,476

Energy Equipment & Services - 0.2%
[1]Acergy SA	380	8,112
Fugro NV	168	8,538
SBM Offshore NV	244	8,808

5

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
[1]SeaDrill Ltd.	403	$6,630
Technip SA	181	13,294
WorleyParsons Ltd.	340	7,657

Total		53,039

Food & Drug Retailing - 1.7%
Carrefour SA	1,056	77,323
Casino Guichard Perrachon SA	80	8,087
Coles Myer Ltd.	1,860	24,494
Colruyt SA	40	9,165
Delhaize Group	110	10,123
FamilyMart Co. Ltd.	100	2,790
J Sainsbury PLC	2,545	27,528
Kesko OYJ	160	8,544
[1]Koninklijke Ahold NV	2,615	30,602
Lawson, Inc.	100	3,853
Seven & I Holdings Co. Ltd.	1,400	42,751
Tesco PLC	14,166	123,879
Woolworths Ltd.	2,180	48,036

Total		417,175

Food Products - 2.4%
Ajinomoto Co., Inc.	1,000	11,534
Cadbury Schweppes PLC	3,992	51,234
Coca Cola Hellenic Bottling Co. SA	310	13,060
Danisco A	90	7,099
East Asiatic Co. Ltd. A	50	2,405
Ebro Puleva SA	143	3,379
Goodman Fielder Ltd.	2,138	4,228
Groupe Danone	418	68,370
Iaws Group PLC	181	4,212
Kerry Group PLC	260	7,233
Meiji Dairies Corp.	1,000	7,868
Nestle SA	720	281,000
Nisshin Seifun Group, Inc.	500	5,099
Nissin Food Products Co. Ltd.	200	7,349
1PAN Fish ASA	4,800	5,638
Royal Numico NV	310	16,007
Suedzucker AG	141	2,697
Tate & Lyle PLC	780	8,828
Unilever NV	3,069	89,478
Yakult Honsha Co. Ltd.	200	5,121

Total		601,839

Gas Utilities - 0.6%
1AGL Energy Ltd.	810	10,588
Alinta Ltd.	920	10,826
Centrica PLC	6,497	49,429
Gas Natural SDG SA	330	15,513
Hong Kong & China Gas Co.	5,000	11,172
Osaka Gas Co. Ltd.	3,000	11,662
Snam Rete Gas SpA	2,169	13,786
Tokyo Gas Co. Ltd.	4,000	22,354

Total		145,330

Health Care Equipment & Supplies - 0.8%
Alfresa Holdings Corp.	100	6,379
Cie Generale d’Optique Essilor International SA	160	18,403
Cochlear Ltd.	130	6,818
Coloplast A/S	44	3,739
Elekta AB	148	2,664
Fisher & Paykel Healthcare Corp.	865	2,247
Getinge AB	390	8,878
Luxottica Group SpA	376	12,003
Nobel Biocare Holding AG	40	14,613
Olympus Corp.	1,000	34,279
Omega Pharma SA	39	3,008
Phonak Holding AG	100	7,670
[1]Qiagen NV	370	6,294
Smith & Nephew PLC	1,707	21,707
SSL International PLC	398	3,136
Straumann Holding AG	20	5,748
Synthes, Inc.	80	9,896
Terumo Corp.	300	11,713
[1]William Demant Holding A/S	100	8,884

Total		188,079

Health Care Providers & Services - 0.2%
Celesio AG	160	10,066
Fresenius Medical Care AG & Co. KGaA	100	14,567
Mediceo Paltac Holdings Co. Ltd.	300	5,729
Parkway Holdings Ltd.	1,000	2,162
Sonic Healthcare Ltd.	550	6,574
Suzuken Co. Ltd.	100	3,555

Total		42,653

Hotels Restaurants & Leisure – 1.0%
Accor SA	347	33,200
Aristocrat Leisure Ltd.	507	6,738
Autogrill SpA	172	3,299
[1]BetandWin.com Interactive Entertainment AG	47	2,213
Carnival PLC	310	14,944
City Developments Ltd.	1,000	9,621
Compass Group PLC	3,803	25,452
Enterprise Inns PLC	1,100	14,475
First Choice Holidays PLC	1,010	5,716
Intercontinental Hotels Group PLC	612	15,131
Ladbrokes PLC	1,163	9,214
Lottomatica SpA	97	3,869
OPAP SA	350	13,444
Oriental Land Co. Ltd.	100	5,963
Punch Taverns PLC	420	10,310

6

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Hotels Restaurants & Leisure - (continued)
Shangri-La Asia Ltd.	2,000	$4,940
Sky City Entertainment Group Ltd.	727	2,429
Sodexho Alliance SA	150	10,995
TABCORP Holdings Ltd.	1,120	14,967
TUI AG	370	9,159
UOL Group Ltd.	1,000	3,361
Whitbread PLC	342	12,704
William Hill PLC	740	9,264

Total		241,408

Household Durables - 1.7%
Barratt Developments PLC	457	9,940
Bellway PLC	220	6,886
Bovis Homes Group PLC	224	5,079
Casio Computer Co. Ltd.	400	8,778
Daito Trust Construction Co. Ltd.	100	4,721
Daiwa House Industry Co. Ltd.	1,000	16,442
Electrolux AB	450	11,403
[1]Galiform PLC	1,214	3,722
George Wimpey PLC	640	8,006
[1]Haseko Corp.	1,500	5,486
Koninklijke Philips Electronics NV	2,051	78,423
Makita Corp.	200	7,434
Matsushita Electric Industrial Co. Ltd.	3,000	60,605
Persimmon PLC	517	14,309
Pioneer Corp.	300	3,930
[1]Sanyo Electric Co. Ltd.	2,000	3,419
Sekisui Chemical Co. Ltd.	1,000	7,987
Sekisui House Ltd.	1,000	15,600
Sharp Corp.	2,000	38,617
Sony Corp.	1,800	91,711
Taylor Woodrow PLC	944	9,096
Thomson	400	7,709

Total		419,303

Household Products - 0.4%
Kao Corp.	1,000	29,346
Reckitt Benckiser PLC	1,076	56,044
Uni-Charm Corp.	100	6,345

Total		91,735

Industrial Conglomerates - 0.8%
[1]Brambles Ltd.	2,791	30,783
Burberry Group PLC	1,038	13,342
Davis Service Group PLC	334	3,830
DCC PLC	136	4,794
FKI PLC	1,246	2,851
Hopewell Holdings Ltd.	2,000	7,730
Hutchison Whampoa Ltd.	4,000	38,445
Intertek Group PLC	360	6,424
IVG Immobilien AG	169	8,103
Melco International Development Ltd.	2,000	3,599
Pirelli & C SpA	5,630	6,227
Rheinmetall AG	96	8,910
Smiths Group PLC	991	20,054
Sonae SGPS SA	3,140	7,097
Tomkins PLC	1,250	6,570
Wesfarmers Ltd.	703	21,507

Total		190,266

Insurance - 4.7%
Aegon NV	2,576	51,402
Alleanza Assicurazioni SpA	720	9,201
Allianz AG	771	158,496
AMP Ltd.	3,195	26,902
Assicurazioni Generali SpA	1,687	71,837
Aviva PLC	4,610	67,923
AXA Asia Pacific Holdings Ltd.	1,613	9,438
AXA SA	2,999	127,305
CNP Assurances	83	9,677
Corp. Mapfre SA	1,300	6,676
Fondiaria-Sai SpA	141	6,481
Friends Provident PLC	2,630	9,966
Insurance Australia Group Ltd.	2,684	12,746
Irish Life & Permanent PLC	505	13,879
Legal & General Group PLC	12,782	40,006
Millea Holdings, Inc.	1,200	44,503
Mitsui Sumitomo Insurance Co. Ltd.	2,000	25,161
MLP AG	125	3,136
Muenchener Rueckversicherungs AG	362	61,297
Old Mutual PLC	9,938	32,102
Prudential PLC	4,337	61,254
QBE Insurance Group Ltd.	1,536	39,260
Resolution PLC	1,187	14,498
Sampo Oyj	700	21,270
SCOR SA- Non Registered	1,990	5,536
SCOR SA	230	6,220
Sompo Japan Insurance, Inc.	1,000	12,495
[1]Standard Life PLC	4,378	27,233
Storebrand ASA	500	8,012
Swiss Reinsurance	605	55,381
T&D Holdings, Inc.	400	27,661
[1]Topdanmark A/S	50	9,692
TrygVesta A/S	53	4,390
Wiener Staedtische Versicherung AG	53	3,764
Zurich Financial Services AG	256	74,049

Total		1,158,849

Internet & Catalog Retail -0.0%
Rakuten, Inc.	10	4,772

7

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - 0.2%
SBI Holdings, Inc.	10	$3,802
Softbank Corp.	1,300	33,505
Yahoo! Japan Corp.	20	6,915

Total		44,222

It Consulting & Services - 0.3%
[1]Atos Origin SA	100	6,704
Capgemini SA	242	18,445
Computershare Ltd.	880	7,738
CSK Holdings Corp.	100	4,202
Getronics NV	320	2,914
Indra Sistemas SA	340	8,581
LogicaCMG PLC	2,710	9,495
NTT Data Corp.	2	10,190
Tietoenator Oyj	140	4,082

Total		72,351

Leisure Equipment & Products - 0.4%
AGFA-Gevaert NV	240	5,421
Amer Sports OYJ	100	2,195
Fuji Photo Film Co. Ltd.	900	36,899
[1]Konica Minolta Holdings, Inc.	1,000	13,167
Namco Bandai Holdings, Inc.	400	6,257
Sankyo Co. Ltd.	200	8,812
Shimano, Inc.	200	6,193
Tattersall’s Ltd.	1,839	7,675
Yamaha Corp.	300	6,711

Total		93,330

Machinery - 1.9%
Alfa Laval AB	200	10,365
Amada Co. Ltd.	1,000	11,457
Andritz AG	20	5,023
Atlas Copco AB, Series A	780	25,907
Atlas Copco AB, Series B	200	6,371
[1]Charter PLC	278	4,857
Daikin Industries Ltd.	400	13,950
EBARA Corp.	1,000	4,755
Heidelberger Druckmaschinen AG	110	5,046
Hitachi Construction Machinery Co. Ltd.	200	5,427
IMI PLC	700	7,992
Ishikawajima-Harima Heavy Industries Co. Ltd.	2,000	8,336
Japan Steel Works Ltd.	1,000	12,053
JTEKT Corp.	400	7,026
Kawasaki Heavy Industries Ltd.	3,000	12,733
KCI Konecranes Oyj	100	3,357
Komatsu Ltd.	1,800	37,970
Kubota Corp.	2,000	17,573
Linde AG	198	21,357
MAN AG	210	24,462
Metso Oyj	190	10,050
Minebea Co. Ltd.	1,000	6,209
Mitsubishi Heavy Industries Ltd.	6,000	38,889
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	8,489
NGK Insulators Ltd.	1,000	20,669
NSK Ltd.	1,000	9,561
NTN Corp.	1,000	8,676
Rieter Holding AG	8	3,995
Scania AB	200	15,691
SembCorp Marine Ltd.	1,000	2,320
SMC Corp.	100	13,448
Sulzer AG	10	14,077
Sumitomo Heavy Industries Ltd.	1,000	9,986
Techtronic Industries Co.	1,500	1,818
THK Co. Ltd.	200	4,721
Volvo AB, Series A	360	30,305
Volvo AB, Series B	200	17,208
Wartsila Oyj	200	12,382

Total		474,511

Marine - 0.4%
A.P. Moller-Maersk Group A/S	2	20,891
Compagnie Maritime Belge SA	36	2,393
Cosco Corp. Singapore Ltd.	2,000	3,783
Frontline Ltd.	110	3,909
Kamigumi Co. Ltd.	1,000	8,625
Kawasaki Kisen Kaisha Ltd.	1,000	9,510
Mitsui OSK Lines Ltd.	2,000	22,252
Nippon Yusen Kabushiki Kaisha	2,000	16,076
Ship Finance International Ltd. (NOK)	11	302
Ship Finance International Ltd. (USD)	5	137

Total		87,878

Media - 1.8%
Aegis Group PLC	2,070	6,112
Antena 3 de Television SA	183	4,097
Arnoldo Mondadori Editore SpA	253	2,646
British Sky Broadcasting PLC	2,057	22,837
Daily Mail & General Trust PLC	671	10,725
Dentsu, Inc.	3	8,421
Emap PLC	366	5,450
EMI Group PLC	1,250	5,598
Eniro AB	350	4,422
Independent News & Media PLC	1,472	6,693

8

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Media - (continued)
ITV PLC	7,256	$15,569
John Fairfax Holdings Ltd.	2,690	10,856
Lagardere SCA	221	17,036
M6-Metropole Television	111	4,071
Mediaset SpA	1,320	14,379
[1]Metro International SA	210	287
[1]Modern Times Group AB	100	5,848
Pearson PLC	1,430	24,546
[1]Premiere AG	138	3,008
Publicis Groupe	210	10,156
Publishing & Broadcasting Ltd.	360	5,791
Reed Elsevier NV	1,289	22,825
Reed Elsevier PLC	2,161	25,842
Reuters Group PLC	2,368	21,722
Sanoma-WSOY Oyj	130	3,861
Schibsted ASA	100	4,409
Seat Pagine Gialle SpA	9,350	5,771
Singapore Press Holdings Ltd.	4,000	11,598
Societe Television Francaise 1	200	6,703
[1]Sogecable SA	83	3,448
Television Broadcasts Ltd.	1,000	6,252
Toho Co. Ltd.	300	5,869
Tokyo Broadcasting System, Inc.	100	3,709
Trinity Mirror PLC	610	6,388
United Business Media Ord	465	7,259
Vivendi SA	2,076	84,459
Wolters Kluwer NV	441	13,247
Yell Group PLC	1,387	16,327

Total		438,237

Metals & Mining - 4.7%
Acerinox SA	460	11,720
Alumina Ltd.	1,840	10,900
Anglo American PLC	2,560	134,900
BHP Billiton Ltd.	6,212	150,472
BHP Billiton PLC	4,360	97,239
BlueScope Steel Ltd.	1,398	11,896
Boehler-Uddeholm AG	69	6,644
Boliden AB	500	11,024
Corus Group PLC	1,610	19,237
Daido Steel Co. Ltd.	1,000	6,507
Dowa Mining Co. Ltd.	1,000	10,190
JFE Holdings, Inc.	1,000	59,286
Johnson Matthey PLC	350	10,858
Kobe Steel Ltd.	5,000	20,202
Kone OYJ	140	8,008
Mitsubishi Materials Corp.	2,000	9,510
Mitsui Mining & Smelting Co. Ltd.	2,000	11,007
Mittal Steel Co. NV	1,424	75,740
Newcrest Mining Ltd.	491	9,466
Nippon Steel Corp.	11,000	77,472
Nisshin Steel Co. Ltd.	1,000	4,321
OneSteel Ltd.	979	4,094
Outokumpu OYJ	200	6,882
Rautaruukki OYJ	180	8,399
Rio Tinto Ltd.	489	31,231
Rio Tinto PLC	1,853	105,852
Salzgitter AG	64	9,357
SKF AB	640	13,309
Ssab Svenskt Stal AB- Class A	450	13,884
Ssab Svenskt Stal AB- Class B	200	5,741
Sumitomo Metal Industries Ltd.	8,000	41,441
Sumitomo Metal Mining Co. Ltd.	1,000	19,351
ThyssenKrupp AG	637	31,555
Toho Titanium Co. Ltd.	100	4,908
Tokyo Steel Manufacturing Co. Ltd.	200	2,953
Umicore	40	7,120
Vallourec	81	20,754
Voestalpine AG	160	11,619
Xstrata PLC	1,054	54,192
Zinifex Ltd.	827	10,576

Total		1,159,817

Multi-line Retail - 0.7%
Aeon Co. Ltd.	1,100	21,988
Harvey Norman Holdings Ltd.	1,080	4,131
Home Retail Group	1,472	12,865
Isetan Co. Ltd.	300	5,244
[1]KarstadtQuelle AG	108	3,986
Marks & Spencer Group PLC	3,051	40,629
Marui Co. Ltd.	500	6,146
Metro AG	286	20,276
Mitsukoshi Ltd.	1,000	4,602
Next PLC	420	18,594
PPR SA	121	19,372
Takashimaya Co. Ltd.	1,000	12,342

Total		170,175

Multi-Utilities - 1.0%
RWE AG	800	84,727
Suez SA	1,811	95,622
United Utilities PLC	1,525	22,679
Veolia Environnement	517	38,485

Total		241,513

Office Electronics - 0.6%
Canon Marketing Japan, Inc.	200	4,202
Canon, Inc.	1,900	102,301

9

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Office Electronics - (continued)
Neopost SA	60	$8,586
Ricoh Co. Ltd.	1,000	22,583

Total		137,672

Oil & Gas - 6.8%
BG Group PLC	6,128	88,419
BP PLC	34,778	377,892
Caltex Australia Ltd.	300	5,801
1DET Norske Oljeselskap	1,500	2,697
ENI SpA	4,647	151,395
Fortum Oyj	830	24,232
Gaz de France	320	14,868
[1]Inpex Holdings, Inc.	2	17,352
[1]Lundin Petroleum AB	410	4,857
National Grid PLC	4,793	75,242
Neste Oil OYJ	220	7,591
Nippon Mining Holdings, Inc.	1,500	12,976
Nippon Oil Corp.	2,000	16,263
Norsk Hydro ASA	1,217	40,344
OMV AG	301	18,981
Origin Energy Ltd.	1,650	12,048
[1]Paladin Resources Ltd.	711	5,606
[1]Petroleum Geo-Services ASA	420	10,969
ProSafe ASA	750	11,475
Repsol YPF SA	1,520	51,309
Royal Dutch Shell PLC	6,605	219,857
Royal Dutch Shell PLC, B Shares	5,008	166,699
Santos Ltd.	1,111	9,139
Showa Shell Sekiyu KK	400	4,910
Statoil ASA	1,190	32,401
TonenGeneral Sekiyu KK	1,000	11,194
Total SA	3,872	271,608
Woodside Petroleum Ltd.	814	26,050

Total		1,692,175

Paper & Forest Products - 0.3%
Holmen AB	130	5,351
Nippon Paper Group, Inc.	1	3,564
Norske Skogindustrier ASA	320	5,475
OJI Paper Co. Ltd.	1,000	5,316
Stora Enso Oyj	880	15,300
Svenska Cellulosa AB	360	19,276
UPM-Kymmene Oyj	860	21,933

Total		76,215

Personal Products - 0.6%
Beiersdorf AG	165	11,265
L’Oreal SA	516	56,402
Oriflame Cosmetics SA	100	3,851
Shiseido Co. Ltd.	1,000	20,372
Unilever PLC	2,249	67,778

Total		159,668

Pharmaceuticals - 5.8%
Altana AG	110	7,153
Astellas Pharma, Inc.	900	38,889
AstraZeneca PLC	2,769	149,020
Boots Group PLC	1,499	30,289
Chugai Pharmaceutical Co. Ltd.	400	10,139
CSL Ltd.	332	22,162
Daiichi Sankyo Co. Ltd.	1,300	39,918
Eisai Co. Ltd.	400	19,223
[1] Elan Corp. PLC	610	7,832
GlaxoSmithKline PLC	10,303	283,325
Kyowa Hakko Kogyo Co. Ltd.	1,000	9,271
Merck KGaA	107	13,812
Novartis AG	4,132	237,507
Novo-Nordisk A/S	410	37,456
[1]Orion Oyj	168	4,053
Roche Holding AG	1,263	223,936
Sanofi-Aventis	1,817	158,197
Santen Pharmaceutical Co. Ltd.	200	5,155
Shionogi & Co. Ltd.	1,000	18,033
Takeda Pharmaceutical Co. Ltd.	1,600	105,201
UCB SA	193	11,246

Total		1,431,817

Real Estate - 3.3%
Ascendas Real Estate Investment Trust	2,000	3,150
[1]Berkeley Group Holdings PLC	230	7,135
British Land Co. PLC	889	26,739
Brixton PLC	620	6,206
CapitaCommercial Trust	2,000	3,664
CapitaLand Ltd.	2,000	10,544
CapitaMall Trust	1,000	2,478
Castellum AB	300	4,338
Centro Properties Group	1,547	10,920
Centro Retail Group	161	219
CFS Retail Property Trust	2,826	5,076
Cheung Kong Holdings Ltd.	3,000	37,971
Cofinimmo	13	2,711
Commonwealth Property Office Fund	3,017	3,350
Corio NV	110	10,005
DB RREEF Trust	5,187	7,251
Fabege AB	100	2,513
Gecina SA	21	3,910
GPT Group	3,037	12,158
Great Portland Estates PLC	308	4,705
Hammerson PLC	631	21,525
Hang Lung Properties Ltd.	3,000	8,389

10

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Real Estate - (continued)
Henderson Land Development Co. Ltd.	2,000	$11,672
Hysan Development Co. Ltd.	2,039	5,532
[1]Immoeast Immobilien Anlagen AG	706	10,575
1IMMOFINANZ Immobilien Anlagen AG	920	14,765
Investa Property Group	2,954	5,817
Japan Prime Realty Investment Corp.	1	4,406
Japan Real Estate Investment Corp.	1	13,269
Japan Retail Fund Investment Corp.	1	9,867
Keppel Land Ltd.	1,000	6,261
Kerry Properties Ltd.	1,007	5,161
Klepierre	32	6,199
Kungsleden AB	233	4,186
Land Securities Group PLC	853	35,932
Lend Lease Corp. Ltd.	656	10,627
Leopalace21 Corp.	200	6,635
Liberty International PLC	579	14,212
Link REIT	3,000	7,210
Macquarie Goodman Group	2,513	14,235
Macquarie Office Trust	3,855	4,733
Mirvac Group	2,633	11,181
Mitsubishi Estate Co. Ltd.	2,000	65,836
Mitsui Fudosan Co. Ltd.	2,000	58,861
Multiplex Group	1,073	3,887
New World Development Ltd.	4,098	9,293
Nippon Building Fund, Inc.	1	16,587
NTT Urban Development Corp.	2	4,695
1PSP Swiss Property AG	79	4,821
Rodamco Europe NV	99	13,776
Sacyr Vallehermoso SA	197	11,050
[1]Shui On Land Ltd.	3,500	2,912
Sino Land Co.	2,054	4,432
Slough Estates PLC	840	12,963
Stockland Trust Group	2,476	16,353
[1]Stockland Corporation Ltd. (dividend shares)	60	396
Sumitomo Realty & Development Co. Ltd.	1,000	38,022
Sun Hung Kai Properties Ltd.	2,000	23,113
Suntec Real Estate Investment Trust	2,000	2,610
Tokyo Tatemono Co. Ltd.	1,000	15,124
Tokyu Land Corp.	1,000	11,423
Unibail Holding	80	24,274
Wereldhave NV	60	9,248
Westfield Group	2,958	49,310
[1]Westfield Group (dividend shares)	66	1,086
Wharf Holdings Ltd.	3,000	11,077

Total		808,581

Road & Rail - 0.9%
Arriva PLC	500	7,323
Central Japan Railway Co.	3	34,194
ComfortDelgro Corp. Ltd.	3,000	3,934
DSV A/S	40	7,021
East Japan Railway Co.	6	46,851
Firstgroup PLC	790	10,334
Hankyu Hanshin Holdings, Inc.	2,000	12,129
Keihin Electric Express Railway Co. Ltd.	1,000	7,689
Keio Corp.	1,000	6,966
Keisei Electric Railway Co. Ltd.	1,000	6,473
Kintetsu Corp.	3,000	9,467
MTR Corp.	2,556	6,398
National Express Group PLC	290	7,204
Nippon Express Co. Ltd.	1,000	6,286
Odakyu Electric Railway Co. Ltd.	1,000	7,324
Stagecoach Group PLC	2,180	7,724
Tobu Railway Co. Ltd.	2,000	9,629
Tokyu Corp.	2,000	15,617
West Japan Railway Co.	3	13,882

Total		226,445

Semiconductor Equipment & Products - 0.7%
Advantest Corp.	300	13,346
ARM Holdings PLC	2,170	5,724
1ASML Holding NV	843	20,846
1CSR PLC	200	2,563
[1]Infineon Technologies AG	1,269	19,772
Murata Manufacturing Co. Ltd.	400	29,260
Nikon Corp.	1,000	21,137
1OC Oerlikon Corp. AG	11	6,695
Seiko Epson Corp.	200	5,903
Shinko Electric Industries	100	2,263
1STATS ChipPAC Ltd.	3,000	3,598
STMicroelectronics NV	1,145	22,066
Sumco Corp.	200	8,336
Tokyo Electron Ltd.	300	21,027

Total		182,536

Software - 0.7%
[1]Business Objects SA	185	6,742
Dassault Systemes SA	90	4,845
Konami Corp.	200	5,359
Misys PLC	1,060	4,982
Nintendo Co. Ltd.	200	58,265
Sage Group PLC	2,404	12,221

11

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)
Software – (continued)
SAP AG	1,608	$71,763

Total		164,177

Specialty Retail – 1.1%
Aoyama Trading Co. Ltd.	100	3,181
Billabong International Ltd.	277	3,749
Compagnie Financiere Richemont AG	945	52,955
Douglas Holding AG	63	3,703
DSG International PLC	2,860	9,571
Esprit Holdings Ltd.	2,000	23,369
Fast Retailing Co. Ltd.	100	7,783
[1]Grafton Group PLC	480	7,222
Hennes & Mauritz AB	930	53,524
HMV Group PLC	925	2,012
Inchcape PLC	780	8,759
Inditex SA	340	21,158
Kesa Electricals PLC	1,280	8,541
Kingfisher PLC	4,218	23,103
Nitori Co. Ltd.	50	2,492
Sega Sammy Holdings, Inc.	300	7,017
Signet Group PLC	2,880	7,115
Travis Perkins PLC	240	9,505
Yamada Denki Co. Ltd.	150	14,009
Yue Yuen Industrial Holdings Ltd.	1,000	3,385

Total		272,153

Textiles & Apparel - 0.5%
Adidas AG	344	18,830
Benetton Group SpA	142	2,302
Bulgari SpA	400	5,783
[1]Fiberweb PLC	212	886
Hermes International	116	16,069
LVMH Moet Hennessy Louis Vuitton SA	433	48,094
Puma AG Rudolf Dassler Sport	30	10,982
Swatch Group AG CHF 2.25	55	14,571
Swatch Group AG CHF 0.45	211	11,302
Toyobo Co. Ltd.	1,000	2,985

Total		131,804

Tobacco - 1.0%
Altadis SA	440	28,287
British American Tobacco PLC	2,750	86,016
Gallaher Group PLC	1,163	25,938
Imperial Tobacco Group PLC	1,226	54,903
Japan Tobacco, Inc.	8	39,400
Swedish Match AB	500	8,930

Total		243,474

Trading Companies & Distributors - 1.0%
Bunzl PLC	802	11,351
Electrocomponents PLC	910	5,186
[1]Hagemeyer NV	1,320	6,285
Hitachi High-Technologies Corp.	100	2,739
Itochu Corp.	3,000	29,805
Marubeni Corp.	3,000	18,271
Mitsubishi Corp.	2,300	53,506
Mitsui & Co. Ltd.	3,000	56,139
[1]Sojitz Corp.	700	2,923
Sumitomo Corp.	2,000	36,065
Toyota Tsusho Corp.	300	7,681
Wolseley PLC	1,199	28,110

Total		258,061

Transportation Infrastructure - 0.4%
Abertis Infraestructuras SA	385	12,383
Auckland International Airport Ltd.	1,654	2,852
Autostrade SpA	520	16,691
Brisa-Auto Estradas de Portugal SA	830	10,901
Cintra Concesiones de Infraestructuras de Transporte SA	535	10,031
Kuehne & Nagel International AG	100	8,243
Macquarie Airports	1,342	4,339
Macquarie Infrastructure Group	4,246	13,213
Societe Des Autoroutes Paris-Rhin-Rhone	60	5,473
Sydney Roads Group	1,323	1,447
Transurban Group	1,624	10,213

Total		95,786

Water Utilities - 0.1%
Kelda Group PLC	630	11,632
Severn Trent PLC	373	10,529
Sociedad General de Aguas de Barcelona SA	99	3,529

Total		25,690

Wireless Telecommunication Services - 1.6%
BOUYGUES	340	26,305
Carphone Warehouse Group PLC	671	3,655
Cosmote Mobile Telecommunications SA	200	5,997
[1]Foxconn International Holdings Ltd.	5,000	15,358
KDDI Corp.	4	32,016
NTT DoCoMo, Inc.	33	61,192
Telstra Corp. Ltd.	2,872	7,471
Vodafone Group PLC	93,761	250,084

Total		402,078

12

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

Total Common Stocks - (Identified Cost $19,611,924)		$23,780,514

	Shares	Value
Preferred Stocks - 0.4%
Automobiles - 0.2%
Porsche AG	13	19,885
Rolls Royce Group B Shares Entitlement (July 2007)	192,636	379
Volkswagen AG	130	13,393

Total		33,657

Electrical Equipment-0.0%
Schindler Holding AG	100	6,103

Household Products - 0.1%
Henkel KGaA	110	16,281

Insurance – 0.0%
Unipol SpA	1,787	6,536

Media -0.0%
ProSiebenSat.1 Media AG	140	4,949

Multi-Utilities -0.0%
RWE AG	70	6,960

Real Estate - 0.1%
[1]Meinl European Land Ltd.	571	15,899

Total Preferred Stocks - (Identified Cost $57,336)		90,385

Rights/Warrants -0.0%
Dowa Mining Co. Ltd. Rights Exp. 1/29/10	1,000	8
Fabege AB Red. Rights Exp. 4/27/07	100	61
Meggit PLC Rights Exp. 4/17/07	368	719
Suncorp-Metway Ltd. Rights Exp. 4/5/07	126	541

Total Rights/Warrants - (Identified Cost $0)		1,329

Mutual Funds - 1.1%
AIM Prime Fund (At Net Asset Value)	280,707	280,707

	Par Amount
U.S. Treasury - 1.1%
[2] United States Treasury Bill, 4.875%, 6/28/2007 (At Amortized Cost)	285,000	281,604

Total Investments –98.8%[3] (Identified Cost $20,231,571)		24,434,539

Other Assets & Liabilities - Net – 1.2%		289,223

Total Net Assets - 100.0%		$24,723,762

[1]	Non-income producing security.

[2]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

[3]

At March 31, 2007, the cost of investments for federal tax purposes was $20,231,571. The net unrealized appreciation of investments for federal tax purposes was $4,202,968 This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,632,813 and net unrealized depreciation from investments for those securities having an excess of cost over value of $429,845.

At March 31, 2007, the Portfolio had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
DJEuro Stoxx 50 Index	5	$274,836	June 2007	$6,944
FTSE 100 Index	1	$124,524	June 2007	$1,681
Topix Index	1	$146,004	June 2007	$3,096
MSCI EAFE Index	2	$216,120	June 2007	$6,340

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The following acronym is used throughout this portfolio:

REIT:	Real Estate Investment Trust

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

13

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

The following table shows the percent of total long-term investments by geographic location as of March 31, 2007:

United Kingdom	22.4%
Japan	21.8%
France	9.2%
Germany	7.4%
Switzerland	6.5%
Australia	5.6%
Netherlands	4.0%
Spain	3.9%
Italy	3.6%
Sweden	2.5%
United States	2.5%
Finland	1.5%
Hong Kong	1.3%
Belgium	1.2%
Singapore	1.0%
Denmark	0.8%
Ireland	0.8%
Norway	0.8%
Austria	0.6%
Greece	0.6%
Portugal	0.3%
Bermuda	0.2%
Cayman Islands	0.1%
Luxembourg	0.1%
New Zealand	0.1%
Other assets and Liabilities	1.2%
Total net assets	100.0%

14

AARP Portfolios

U.S. Bond Market Portfolio

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
Asset-Back Securities - 1.2%
AmeriCredit Automobile Receivables Trust, 3.930%, 10/6/2011	$50,000	$49,436
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	25,000	24,410
Citibank Credit Card Issuance Trust 2006-A2, 4.850%, 2/10/2011	100,000	99,810
Citibank Credit Card Issuance Trust, 4.750%, 12/10/2015	15,000	14,713
Countrywide Asset-Backed Certificates, 4.454%, 11/25/2035	20,000	19,743
Countrywide Asset-Backed Certificates, 5.810%, 2/25/2037	50,000	49,921
Detroit Edison Securitization Funding LLC, 6.190%, 3/1/2013	25,000	25,814
Honda Auto Receivables Owner Trust, 4.930%, 3/18/2011	50,000	49,978
MBNA Credit Card Master Note Trust, 2.650%, 11/15/2010	100,000	97,213
MBNA Master Credit Card Trust USA, 5.900%, 8/15/2011	25,000	25,469
Nissan Auto Receivables Owner Trust, 4.740%, 9/15/2009	25,000	24,913
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	10,956
Residential Asset Securities Corp., 3.870%, 5/25/2033	23,141	22,536

Total Asset-Back Securities - (Identified Cost $512,429)		514,912

Corporate Bonds - 18.2%
Abbott Laboratories, 5.600%, 5/15/2011	50,000	51,035
Aetna, Inc., 6.625%, 6/15/2036	35,000	37,580
Alcoa, Inc., 5.900%, 2/1/2027	25,000	24,469
Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,718
Allstate Corp., 5.950%, 4/1/2036	25,000	25,016
Alltel Corp., 6.800%, 5/1/2029	20,000	19,671
American General Finance Corp., 5.400%, 12/1/2015	20,000	19,932
American International Group, Inc., 6.250%, 5/1/2036	25,000	26,331
AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	9,987
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	19,896
Anadarko Petroleum Corp., 5.950%, 9/15/2016	25,000	25,097
Apache Corp., 6.000%, 1/15/2037	50,000	49,962
Appalachian Power Co., 5.000%, 6/1/2017	10,000	9,484
Archer-Daniels-Midland Co., 7.000%, 2/1/2031	25,000	28,266
Archer-Daniels-Midland Co., 8.875%, 4/15/2011	50,000	56,496
Archstone-Smith Trust, 5.750%, 3/15/2016	25,000	25,387
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	10,431
AT&T, Inc., 6.800%, 5/15/2036	25,000	26,740
BAC Capital Trust XI, 6.625%, 5/23/2036	25,000	26,541
Bank of America NA, 6.000%, 10/15/2036	25,000	25,120
Bank of New York, 5.050%, 3/3/2009	100,000	99,496
Baxter International, Inc., 4.625%, 3/15/2015	10,000	9,515
Baxter International, Inc., 5.900%, 9/1/2016	50,000	51,692
BB&T Corp., 5.250%, 11/1/2019	25,000	24,268
Bear Stearns Cos, Inc., 5.300%, 10/30/2015	30,000	29,593
BellSouth Corp., 5.200%, 9/15/2014	30,000	29,536
BellSouth Corp., 6.000%, 11/15/2034	10,000	9,665
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	9,724
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	19,620
Boeing Capital Corp. Ltd., 6.500%, 2/15/2012	50,000	53,184
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	25,000	24,585
Burlington Northern Santa Fe Corp., 5.900%, 7/1/2012	50,000	51,249
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	9,892
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	10,942

1

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
CBS Corp., 7.875%, 7/30/2030	$30,000	$32,428
Chubb Corp., 6.000%, 11/15/2011	10,000	10,367
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	10,820
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	50,924
Cisco Systems, Inc., 5.250%, 2/22/2011	100,000	100,576
CIT Group, Inc., 5.000%, 2/1/2015	25,000	24,013
Citigroup, Inc., 3.625%, 2/9/2009	100,000	97,635
Citigroup, Inc., 4.125%, 2/22/2010	100,000	97,911
Citigroup, Inc., 5.000%, 9/15/2014	100,000	97,776
Citigroup, Inc. Global Senior Note, 6.500%, 1/18/2011	100,000	104,706
CNA Financial Corp., 6.000%, 8/15/2011	25,000	25,551
Coca-Cola Enterprises, Inc., 6.750%, 9/15/2028	25,000	27,388
Columbus Southern Power Co., 6.600%, 3/1/2033	25,000	26,561
Comcast Corp., 5.900%, 3/15/2016	50,000	50,954
Comcast Corp., 6.450%, 3/15/2037	25,000	25,111
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	23,281
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	26,693
ConocoPhillips, 6.375%, 3/30/2009	50,000	51,367
ConocoPhillips Canada Funding Co., 5.950%, 10/15/2036	25,000	25,367
Consolidated Edison Co. of New York, 4.875%, 2/1/2013	50,000	49,054
Constellation Energy Group Incnt, 7.000%, 4/1/2012	50,000	53,654
Costco Wholesale Corp., 5.500%, 3/15/2017	50,000	50,203
Countrywide Financial Corp., 4.500%, 6/15/2010	50,000	48,782
COX Communications, Inc., 4.625%, 1/15/2010	50,000	49,356
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	98,416
Credit Suisse USA, Inc., 5.250%, 3/2/2011	50,000	50,287
DaimlerChrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	52,729
Devon Financing Corp. ULC, 6.875%, 9/30/2011	50,000	53,242
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	14,629
Dow Chemical Co., 6.000%, 10/1/2012	50,000	51,613
Duke Capital LLC, 5.500%, 3/1/2014	15,000	14,718
Dun & Bradstreet Corp., 5.500%, 3/15/2011	50,000	50,449
EI Du Pont de Nemours & Co., 5.600%, 12/15/2036	25,000	23,902
Electronic Data Systems Corp., 6.500%, 8/1/2013	25,000	25,574
Embarq Corp., 6.738%, 6/1/2013	50,000	51,684
EnCana Corp., 4.750%, 10/15/2013	25,000	24,055
Enterprise Products Operating LP, 4.625%, 10/15/2009	50,000	49,377
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	10,564
Exelon Corp., 4.450%, 6/15/2010	25,000	24,299
Exelon Corp., 5.625%, 6/15/2035	15,000	13,770
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	24,720
FedEx Corp., 5.500%, 8/15/2009	20,000	20,164
FirstEnergy Corp., 6.450%, 11/15/2011	25,000	26,230
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	22,790
General Electric Capital Corp., 3.500%, 5/1/2008	20,000	19,660
General Electric Capital Corp., 4.000%, 2/17/2009	50,000	49,077
General Electric Capital Corp., 5.400%, 2/15/2017	50,000	50,138
General Electric Capital Corp., 5.875%, 2/15/2012	50,000	51,676
General Electric Capital Corp., 6.750%, 3/15/2032	35,000	39,783
Genworth Financial, Inc., 4.750%, 6/15/2009	10,000	9,943
Goldman Sachs Group, Inc., 3.875%, 1/15/2009	100,000	98,055
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	50,000	48,763
Goldman Sachs Group, Inc., 5.950%, 1/15/2027	30,000	29,193
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	25,066

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	$15,000	$14,865
Goldman Sachs Group, Inc., 6.875%, 1/15/2011	50,000	52,904
Goldman Sachs Group, Inc., 7.800%, 1/28/2010	10,000	10,699
Hess Corp., 7.300%, 8/15/2031	25,000	27,639
Hewlett-Packard Co., 5.250%, 3/1/2012	25,000	25,186
H.J. Heinz Finance Co., 6.000%, 3/15/2012	25,000	25,703
Home Depot, Inc., 5.400%, 3/1/2016	50,000	48,909
Honeywell International, Inc., 5.400%, 3/15/2016	25,000	25,114
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	24,428
Honeywell International, Inc., 7.500%, 3/1/2010	50,000	53,340
HSBC Finance Corp., 4.125%, 12/15/2008	100,000	98,286
HSBC Finance Corp., 6.375%, 11/27/2012	100,000	105,073
Inter-American Development Bank, 5.000%, 4/5/2011	100,000	100,883
International Lease Finance Corp., 5.450%, 3/24/2011	100,000	101,350
iStar Financial, Inc., 5.650%, 9/15/2011	25,000	25,205
John Deere Capital Corp., 4.875%, 3/16/2009	50,000	49,831
Johnson & Johnson, 4.950%, 5/15/2033	10,000	9,367
JP Morgan Chase Capital XV, 5.875%, 3/15/2035	25,000	23,939
JP Morgan Chase Capital XVIII, 6.950%, 8/17/2036	25,000	26,140
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	106,122
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	25,000	24,227
Kinder Morgan Energy Partners LP, 6.000%, 2/1/2017	25,000	25,321
Kinder Morgan, Inc., 6.500%, 9/1/2012	25,000	25,528
Kraft Foods, Inc., 6.250%, 6/1/2012	50,000	52,012
Kroger Co., 5.500%, 2/1/2013	50,000	49,910
Lehman Brothers Holdings, Inc., 3.500%, 8/7/2008	25,000	24,436
Lehman Brothers Holdings, Inc., 5.500%, 4/4/2016	50,000	49,805
Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	25,000	26,935
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	30,268
Lowe’s Cos., Inc., 5.800%, 10/15/2036	25,000	23,962
Marsh & McLennan Cos, Inc., 7.125%, 6/15/2009	25,000	25,943
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	50,347
May Department Stores Co., 6.700%, 7/15/2034	25,000	24,734
Mellon Capital II, 7.995%, 1/15/2027	10,000	10,433
MetLife, Inc., 5.000%, 6/15/2015	50,000	48,623
MetLife, Inc., 5.700%, 6/15/2035	10,000	9,646
MetLife, Inc., 6.125%, 12/1/2011	10,000	10,443
MidAmerican Energy Co., 6.750%, 12/30/2031	10,000	11,103
Morgan Stanley, 5.375%, 10/15/2015	40,000	39,426
Morgan Stanley, 5.625%, 1/9/2012	100,000	101,419
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	25,973
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	109,072
New Cingular Wireless Services, Inc., 8.125%, 5/1/2012	50,000	56,343
[1]News America, Inc. Senior Note, 6.150%, 3/1/2037	25,000	23,896
News America Holdings, Inc., 9.250%, 2/1/2013	60,000	71,258
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	11,164
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	17,570
Oneok, Inc., 5.200%, 6/15/2015	25,000	23,834
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	49,391
Pacific Gas & Electric Co., 3.600%, 3/1/2009	50,000	48,692
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	15,087
Petro-Canada, 7.000%, 11/15/2028	25,000	27,030

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)
Principal Life Income Funding Trusts, 5.125%, 3/1/2011	$100,000	$100,365
Procter & Gamble Co., 5.550%, 3/5/2037	25,000	24,411
Procter & Gamble Co. Global Nt, 6.875%, 9/15/2009	100,000	104,529
Prologis, 5.500%, 4/1/2012	50,000	50,551
Prudential Financial, Inc., 4.500%, 7/15/2013	50,000	48,197
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	25,263
Realty Income Corp., 5.950%, 9/15/2016	25,000	25,699
Residential Capital LLC, 6.500%, 4/17/2013	50,000	49,586
SBC Communications, Inc. Global Nt, 6.250%, 3/15/2011	50,000	51,951
Science Applications International Corp., 6.250%, 7/1/2012	20,000	20,779
Sempra Energy, 7.950%, 3/1/2010	25,000	26,839
Simon Property Group LP, 5.100%, 6/15/2015	25,000	24,418
SLM Corp., 3.950%, 8/15/2008	50,000	49,133
Sovereign Bank, 5.125%, 3/15/2013	25,000	24,585
Sprint Capital Corp., 6.125%, 11/15/2008	100,000	101,310
Sprint Capital Corp., 7.625%, 1/30/2011	40,000	43,041
Sprint Nextel Corp., 6.000%, 12/1/2016	25,000	24,647
Target Corp. Nt, 5.875%, 3/1/2012	50,000	51,730
Telefonica Emisiones SAU, 5.984%, 6/20/2011	50,000	51,301
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	9,832
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	9,677
Time Warner Entertainment Co. LP, 7.250%, 9/1/2008	100,000	102,216
Time Warner, Inc., 5.875%, 11/15/2016	25,000	25,254
Time Warner, Inc., 7.700%, 5/1/2032	25,000	28,427
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	20,032
TransCanada Pipelines Ltd., 9.875%, 1/1/2021	25,000	34,278
Travelers Cos, Inc., 5.500%, 12/1/2015	25,000	25,131
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	27,203
Tyco International Group SA, 6.000%, 11/15/2013	25,000	26,316
UnitedHealth Group, Inc., 5.250%, 3/15/2011	50,000	50,238
Vale Overseas Ltd., 6.875%, 11/21/2036	25,000	25,942
Valero Energy Corp., 7.500%, 4/15/2032	25,000	28,494
Verizon, 6.500%, 9/15/2011	30,000	31,307
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	50,118
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	9,488
Viacom, Inc. Sr Nt, 5.750%, 4/30/2011	100,000	101,464
Vornado Realty LP, 5.600%, 2/15/2011	25,000	25,094
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	48,295
Wal-Mart Stores, Inc., 4.125%, 7/1/2010	50,000	48,693
Washington Mutual Bank, 5.500%, 1/15/2013	100,000	99,917
Waste Management, Inc., 6.375%, 11/15/2012	25,000	26,270
Wells Fargo & Co., 3.500%, 4/4/2008	100,000	98,324
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	102,820
Western Union Co., 5.400%, 11/17/2011	50,000	50,128
Western Union Co., 5.930%, 10/1/2016	35,000	35,138
Weyerhaeuser Co., 7.375%, 3/15/2032	50,000	52,531
Wyeth, 5.500%, 2/15/2016	25,000	25,094
Wyeth, 7.250%, 3/1/2023	25,000	28,129
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	24,289

Total Corporate Bonds - (Identified Cost $7,514,134)		7,529,452

International Debt - 4.6%
Abbey National PLC, 7.950%, 10/26/2029	25,000	31,544
African Development Bank, 3.250%, 8/1/2008	50,000	49,068
Alcan, Inc., 5.200%, 1/15/2014	50,000	49,176

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
International Debt - (continued)
America Movil SA de CV, 5.750%, 1/15/2015	$15,000	$15,092
British Telecommunications PLC, 8.625%, 12/15/2010	50,000	55,858
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	25,661
Deutsche Telekom International Finance BV, 8.250%, 6/15/2030	25,000	31,056
Diageo Finance BV, 5.300%, 10/28/2015	50,000	49,261
Eksportfinans A, 5.000%, 2/14/2012	100,000	100,662
European Investment Bank, 4.125%, 9/15/2010	50,000	49,089
European Investment Bank, 4.500%, 2/17/2009	50,000	49,795
European Investment Bank, 4.625%, 5/15/2014	100,000	98,331
European Investment Bank, 4.875%, 2/16/2016	50,000	49,536
Export-Import Bank Of Korea, 5.125%, 2/14/2011	25,000	24,986
France Telecom SA, 7.750%, 3/1/2011	100,000	109,040
HSBC Holdings PLC, 6.500%, 5/2/2036	25,000	26,511
Hydro Quebec, 6.300%, 5/11/2011	25,000	26,253
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	31,779
Italy Government International Bond, 4.000%, 6/16/2008	150,000	148,140
Italy Government International Bond, 5.625%, 6/15/2012	100,000	102,844
Italy, Repuplic of, 6.875%, 9/27/2023	25,000	28,735
Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	100,000	100,001
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	27,063
Mexico Government International Bond, 6.750%, 9/27/2034	20,000	21,860
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	64,550
Nexen, Inc., 5.875%, 3/10/2035	25,000	23,529
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	99,072
Province of Ontario Canada, 5.000%, 10/18/2011	100,000	100,627
Province of Quebec Canada, 4.600%, 5/26/2015	50,000	48,396
Province of Quebec Canada, 7.500%, 9/15/2029	10,000	12,673
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	51,472
Republic of Korea, 4.875%, 9/22/2014	25,000	24,411
Royal Bank of Canada, 3.875%, 5/4/2009	30,000	29,352
[2] Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049	25,000	29,016
Svensk Exportkredit AB, 4.625%, 2/17/2009	50,000	49,690
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	47,304
Vodafone Group PLC, 7.875%, 2/15/2030	25,000	28,941
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	24,560

Total International Debt - (Identified Cost $1,924,651)		1,934,934

Mortgage-Backed Securities - 36.0%
Federal National Mortgage Association 15 YR, 4.500%	150,000	145,219
Federal National Mortgage Association, 4.000% - 6.500%, 8/1/2019 - 3/1/2037	8,874,550	8,807,810
Federal Home Loan Mortgage Corporation, 4.500% - 5.500%, 5/1/2020 - 3/1/2036	2,359,542	2,298,304
Federal Home Loan Mortgage Corporation GOLD, 5.000% - 7.000%, 12/1/2020 - 11/1/2036	2,526,276	2,525,989
Government National Mortgage Association, 5.000% - 6.500%, 4/15/2036 - 10/15/2036	1,125,931	1,126,107

Total Mortgage-Backed Securities - (Identified Cost $14,846,606)		14,903,429

U.S. Treasury – 21.7%
U.S. Treasury Bonds - 8.0%
4.500%, 2/15/2036	50,000	47,156
4.750%, 2/15/2037	50,000	49,234

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
U.S. Treasury – (continued)
5.250%, 2/15/2029	$90,000	$93,987
6.125%, 8/15/2029	190,000	221,039
6.250%, 5/15/2030	25,000	29,627
6.375%, 8/15/2027	120,000	142,163
6.750%, 8/15/2026	165,000	202,215
6.875%, 8/15/2025	200,000	246,719
7.125%, 2/15/2023	100,000	124,180
7.250%, 5/15/2016	100,000	119,012
7.500%, 11/15/2016	200,000	243,117
8.000%, 11/15/2021	270,000	356,906
8.500%, 2/15/2020	130,000	175,277
8.750%, 5/15/2017	265,000	350,401
8.750%, 8/15/2020	80,000	110,356
8.875%, 2/15/2019	230,000	314,345
8.875%, 8/15/2017	150,000	200,625
9.125%, 5/15/2018	75,000	103,119
9.250%, 2/15/2016	135,000	179,708

Total		3,309,186

U.S. Treasury Notes - 13.7%
2.625%, 5/15/2008	50,000	48,814
3.125%, 4/15/2009	225,000	218,646
3.625%, 1/15/2010	280,000	273,361
3.875%, 2/15/2013	250,000	241,553
4.000%, 2/15/2014	140,000	135,100
4.000%, 2/15/2015	225,000	215,772
4.000%, 4/15/2010	400,000	394,000
4.250%, 1/15/2011	1,075,000	1,064,712
4.375%, 11/15/2008	825,000	820,940
4.375%, 12/15/2010	325,000	323,426
4.500%, 2/15/2009	50,000	49,883
4.500%, 2/28/2011	100,000	99,895
4.500%, 9/30/2011	100,000	99,867
4.625%, 12/31/2011	150,000	150,545
4.750%, 3/31/2011	200,000	201,578
4.875%, 5/31/2011	100,000	101,273
4.875%, 5/15/2009	100,000	100,570
4.875%, 8/31/2008	400,000	400,610
4.875%, 1/31/2009	200,000	200,852
4.875%, 4/30/2011	250,000	253,086
5.125%, 6/30/2011	125,000	127,803
5.125%, 6/30/2008	100,000	100,391
6.000%, 8/15/2009	35,000	36,103

Total		5,658,780

Total U.S. Treasury - (Identified Cost $8,917,691)		8,967,966

U.S. Government Agencies – 11.2%
Federal Farm Credit Bank, 4.875%, 1/17/2017	100,000	99,054
Federal Farm Credit Bank, 5.125%, 8/25/2016	25,000	25,341
Federal Farm Credit Bank, 5.375%, 7/18/2011	100,000	102,091
Federal Home Ln Bank, 5.480%, 9/29/2008	16,667	16,667
Federal Home Loan Bank of Chicago, 5.625%, 6/13/2016	50,000	51,521
Federal Home Loan Bank System, 4.625%, 11/21/2008	550,000	547,823
Federal Home Loan Bank System, 4.875%, 11/18/2011	200,000	200,426
Federal Home Loan Bank System, 5.000%, 10/16/2009	50,000	49,917
Federal Home Loan Bank System, 5.000%, 7/9/2008	200,000	200,101
Federal Home Loan Bank System, 5.125%, 8/14/2013	50,000	50,673
Federal Home Loan Bank System, 5.330%, 3/6/2012	100,000	100,372
Federal Home Loan Bank System, 5.375%, 7/17/2009	100,000	101,159
Federal Home Loan Bank System, 5.500%, 7/15/2036	25,000	25,935
Federal Home Loan Bank System, 5.550%, 10/19/2009	100,000	100,044
Federal Home Loan Mortgage Corp., 4.750%, 11/17/2015	200,000	197,153
Federal Home Loan Mortgage Corp., 4.875%, 2/17/2009	100,000	100,022
Federal Home Loan Mortgage Corp., 4.875%, 11/15/2013	50,000	49,955
Federal Home Loan Mortgage Corp., 5.000%, 2/16/2017	100,000	99,991
Federal Home Loan Mortgage Corp., 5.125%, 4/18/2008	300,000	300,370
Federal Home Loan Mortgage Corp., 5.250%, 2/24/2011	50,000	50,135
Federal Home Loan Mortgage Corp., 5.250%, 4/18/2016	100,000	102,038
Federal Home Loan Mortgage Corp., 5.500%, 4/24/2009	50,000	50,003
Federal Home Loan Mortgage Corp., 5.750%, 5/11/2011	100,000	100,037

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
U.S. Government Agencies – (continued)
Federal Home Loan Mortgage Corp., 6.000%, 10/20/2021	$25,000	$24,877
Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	30,000	34,285
Federal Home Loan Mortgage Corp., 6.750%, 3/15/2031	25,000	30,098
Federal National Mortgage Association, 4.625%, 10/15/2013	50,000	49,274
Federal National Mortgage Association, 4.750%, 12/15/2010	550,000	549,081
Federal National Mortgage Association, 5.000%, 3/15/2016	75,000	75,192
Federal National Mortgage Association, 5.000%, 4/1/2037	300,000	289,875
Federal National Mortgage Association, 5.200%, 11/20/2009	100,000	99,934
Federal National Mortgage Association, 5.400%, 4/13/2009	100,000	100,002
Federal National Mortgage Association, 5.500%, 9/29/2008	50,000	50,036
Federal National Mortgage Association, 5.500%, 1/23/2012	50,000	50,040
Federal National Mortgage Association, 5.550%, 2/16/2017	50,000	50,223
Federal National Mortgage Association, 5.625%, 5/19/2011	50,000	50,160
Federal National Mortgage Association, 5.670%, 4/26/2011	50,000	50,010
Federal National Mortgage Association, 5.800%, 2/9/2026	25,000	25,025
Federal National Mortgage Association, 6.000%, 9/26/2013	25,000	25,018
Federal National Mortgage Association, 6.000%, 2/28/2017	50,000	50,069
Federal National Mortgage Association, 6.000%, 5/15/2011	100,000	104,364
Federal National Mortgage Association, 6.070%, 5/12/2016	50,000	50,327
Federal National Mortgage Association, 7.250%, 5/15/2030	35,000	44,279
Financing Corp. (FICO), 9.650%, 11/2/2018	25,000	34,924
Israel Government International Bond, 5.500%, 11/9/2016	25,000	25,082
Tennessee Valley Authority, 6.150%, 1/15/2038	25,000	28,016
Tennessee Valley Authority, 6.750%, 11/1/2025	25,000	29,762

Total U.S. Government Agencies - (Identified Cost $4,635,689)		4,640,781

Commercial Mortgage-Backed Securities - 5.3%
Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	59,914
Banc of America Commercial Mortgage, Inc., 5.229%, 10/10/2045	20,000	20,120
Banc of America Commercial Mortgage, Inc., 5.356%, 10/10/2045	100,000	99,897
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	39,069
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	50,277
Bear Stearns Commercial Mortgage Securities, 7.080%, 7/15/2031	50,000	51,627
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	25,000	26,454
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.40%, 7/15/2044	50,000	49,753
Citigroup Commercial Mortgage Trust, 5.724%, 3/15/2049	25,000	25,445
Commercial Mortgage Pass Through Certificates, 6.455%, 5/15/2032	192,865	195,120
Credit Suisse Mortgage Capital Certificates, 5.827%, 6/15/2038	100,000	103,780
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	19,161
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	49,632

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

	Par Amount	Value
Commercial Mortgage-Backed Securities – (continued)
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	$35,000	$35,290
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	25,000	26,148
CS First Boston Mortgage Securities Corp., 6.480%, 5/17/2040	8,429	8,519
DLJ Commercial Mortgage Corp., 6.240%, 11/12/2031	49,024	49,568
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	149,133
GMAC Commercial Mortgage Securities, Inc., 6.465%, 4/15/2034	25,000	26,078
GMAC Commercial Mortgage Securities, Inc., 6.957%, 9/15/2035	20,000	21,122
Greenwich Capital Commercial Funding Corp., 5.224%, 4/10/2037	15,000	14,912
GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	15,000	14,446
GS Mortgage Securities Corp. II, 5.396%, 8/10/2038	100,000	100,568
JP Morgan Chase Commercial Mortgage Corp., Series 2006-LDP6 Class A4, 5.475%, 4/15/2043	100,000	100,785
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005- LDP3 Class A4A, 4.936%, 8/15/2042	50,000	48,660
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	19,617
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	34,587
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 5.000%, 10/15/2042	15,000	14,632
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP1, Class A4, , 5.038%, 3/15/2046	20,000	19,641
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	48,182
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	41,122	41,069
LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	25,000	25,007
LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	20,000	19,898
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	20,004
Merrill Lynch Mortgage Trust, 5.244%, 11/12/2037	50,000	49,942
Morgan Stanley Capital I, 5.203%, 11/14/2042	25,000	24,890
Morgan Stanley Capital I, 5.514%, 11/12/2049	100,000	101,067
Morgan Stanley Capital I, 7.060%, 6/3/2030	150,000	152,819
Salomon Brothers Mortgage Securities VII, 7.455%, 7/18/2033	23,018	24,200
Wachovia Bank Commercial Mortgage Trust, 4.516%, 5/15/2044	15,000	14,742
Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	85,144	85,187
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	50,441
Wachovia Bank Commercial Mortgage Trust, 5.515%, 1/15/2045	50,000	50,233

Total Commercial Mortgage- Backed Securities - (Identified Cost $2,176,633)		2,181,636

Municipal Bonds - 0.1%
State of Illinois Taxable Pension, 5.100%, 6/1/2033	25,000	23,874

8

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2007 (unaudited)

Portfolio of investments

Municipal Bonds – (continued)
State of Illinois, 4.950%, 6/1/2023	25,000	23,974

Total Municipal Bonds - (Identified Cost $48,539)		47,848

	Shares
Mutual Fund - 2.9%
AIM Prime Fund	1,186,844	1,186,844

Total Investments – 101.2% (Identified Cost $41,763,216)[3]		41,907,802

Other Assets & Liabilities - Net – (1.2)%		(496,530)

Total Net Assets - 100.0%		$41,411,272

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At March 31, 2007, this security amounted to $23,896 which represents 0.1% of total net assets.

[2]	Floating rate note. Interest rate shown is in effect at March 31, 2007.

[3]

At March 31, 2007, the cost of investments for federal tax purposes was $41,763,216. The net unrealized appreciation of investments for federal tax purposes was $144,586.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $263,762 and net unrealized depreciation from investments for those securities having an excess of cost over value of $119,176.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

9

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Larry Renfro, the registrant’s President and Principal Executive Officer, and Richard Hisey, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Renfro and Mr. Hisey determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Larry Renfro
Larry Renfro President and Principal Executive Officer

Date: May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry Renfro
Larry Renfro President and Principal Executive Officer

Date: May 16, 2007

By:	/s/ Richard Hisey
Richard Hisey Treasurer and Principal Financial Officer

Date: May 16, 2007